                       SUPPLEMENT DATED NOVEMBER 10, 2000
                                       to
                          PROSPECTUS DATED MAY 1, 2000
                                      for
                    Last Survivor Flexible Premium Variable
                        Universal Life Insurance Policy

                                   Issued by
                     MONY Life Insurance Company of America
                        MONY America Variable Account L

EFFECTIVE NOVEMBER 10, 2000 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     New pages D-3 through D-53 are substituted to reflect a change in the current cost of insurance rates as of November 10, 2000.

Form No. 14430 SL (Supp 11/10/00)                     Registration No. 333-64417

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                                                                PAGE
                                                                ----
With respect to MONY America Variable Account L:
  Statement of assets and liabilities as of June 30, 2000
     (unaudited)............................................    F-2
  Statement of operations for the periods ended June 30,
     2000 (unaudited).......................................    F-5
  Statement of changes in net assets for the periods ended
     June 30, 2000 (unaudited) and December 31, 1999........    F-8
  Notes to financial statements (unaudited).................    F-13
With respect to MONY Life Insurance Company of America:
  Unaudited interim condensed consolidated balance sheets as
     of June 30, 2000 and December 31, 1999.................    F-16
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended June 30, 2000 and 1999...................    F-17
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the six-month
     periods ended June 30, 2000 and 1999...................    F-18
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the six-month
     period ended June 30, 2000.............................    F-19
  Unaudited interim condensed consolidated statements of
     cash flows for the six-month period ended June 30, 2000
     and 1999...............................................    F-20
  Notes to unaudited interim condensed consolidated
     financial statements...................................    F-21

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                           JUNE 30, 2000 (UNAUDITED)

                                                                MONY CUSTOM ESTATE MASTER
                              ---------------------------------------------------------------------------------------------
                                            MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                              ---------------------------------------------------   ---------------------------------------
                              INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                               TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                              ------------   ----------   ----------   ----------   ----------   -------------   ----------
           ASSETS
Shares held in respective
  Funds.....................      13,460        14,481       7,926       538,949        8,928        11,644         25,802
                                ========      ========     =======      ========     ========      ========       ========
Investments at cost.........    $145,173      $181,479     $85,220      $538,949     $349,141      $357,558       $925,668
                                ========      ========     =======      ========     ========      ========       ========
Investments in respective
  Funds, at net asset
  value.....................    $139,176      $175,218     $84,016      $538,949     $405,516      $366,668       $911,085
Amount due from MONY
  America...................           0             0           0        25,930        1,702         2,349          2,846
Amount due from respective
  Funds.....................          90            99          66            12          120            45            197
                                --------      --------     -------      --------     --------      --------       --------
          Total assets......     139,266       175,317      84,082       564,891      407,338       369,062        914,128
                                --------      --------     -------      --------     --------      --------       --------
        LIABILITIES
Amount due to MONY
  America...................         110           123          77            86          173            93            321
Amount due to respective
  Funds.....................           0             0           0        25,930        1,702         2,349          2,846
                                --------      --------     -------      --------     --------      --------       --------
          Total
            liabilities.....         110           123          77        26,016        1,875         2,442          3,167
                                --------      --------     -------      --------     --------      --------       --------
Net assets..................    $139,156      $175,194     $84,005      $538,875     $405,463      $366,620       $910,961
                                ========      ========     =======      ========     ========      ========       ========
Net assets consist of:
  Contractholders' net
     payments...............    $137,316      $172,448     $81,712      $523,133     $336,452      $340,664       $901,507
  Undistributed net
     investment income......      11,823        16,134       3,911        15,742       11,223        11,988         70,516
  Accumulated net realized
     gain (loss) on
     investments............      (3,986)       (7,127)       (414)            0        1,413         4,858        (46,479)
  Net unrealized
     appreciation
     (depreciation) of
     investments............      (5,997)       (6,261)     (1,204)            0       56,375         9,110        (14,583)
                                --------      --------     -------      --------     --------      --------       --------
Net assets..................    $139,156      $175,194     $84,005      $538,875     $405,463      $366,620       $910,961
                                ========      ========     =======      ========     ========      ========       ========
Number of units
  outstanding*..............      13,589        17,640       8,119        50,236       29,908        29,982         85,939
                                --------      --------     -------      --------     --------      --------       --------
Net asset value per unit
  outstanding*..............    $  10.24      $   9.93     $ 10.35      $  10.73     $  13.56      $  12.23       $  10.60
                                ========      ========     =======      ========     ========      ========       ========

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                                 MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------------------
                                                               ENTERPRISE ACCUMULATION TRUST
                                     ---------------------------------------------------------------------------------
                                     INTERNATIONAL   HIGH YIELD                GROWTH AND   SMALL COMPANY     EQUITY
                                        GROWTH          BOND        GROWTH       INCOME        GROWTH         INCOME
                                      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                     -------------   ----------   ----------   ----------   -------------   ----------
              ASSETS
Shares held in respective Funds....      54,200         39,704       319,404     143,049        39,628         76,606
                                       ========       ========    ==========    ========      ========       ========
Investments at cost................    $470,539       $193,710    $1,959,150    $856,019      $302,541       $409,258
                                       ========       ========    ==========    ========      ========       ========
Investments in respective Funds, at
  net asset value..................    $445,525       $190,976    $2,031,412    $905,499      $347,143       $396,820
Amount due from MONY America.......       2,263          1,616        12,125       4,731           647          2,177
Amount due from respective Funds...          74             42           339         181             2             23
                                       --------       --------    ----------    --------      --------       --------
        Total assets...............     447,862        192,634     2,043,876     910,411       347,792        399,020
                                       --------       --------    ----------    --------      --------       --------
            LIABILITIES
Amount due to MONY America.........         133             68           601         301            48             77
Amount due to respective Funds.....       2,263          1,616        12,125       4,731           647          2,177
                                       --------       --------    ----------    --------      --------       --------
        Total liabilities..........       2,396          1,684        12,726       5,032           695          2,254
                                       --------       --------    ----------    --------      --------       --------
Net assets.........................    $445,466       $190,950    $2,031,150    $905,379      $347,097       $396,766
                                       ========       ========    ==========    ========      ========       ========
Net assets consist of:
  Contractholders' net payments....    $463,560       $189,197    $1,905,526    $842,877      $291,262       $409,374
  Undistributed net investment
    income (loss)..................       1,476          6,077        (4,380)     (1,658)         (698)          (851)
  Accumulated net realized gain
    (loss) on investments..........       5,444         (1,590)       57,742      14,680        11,931            681
  Net unrealized appreciation
    (depreciation) of
    investments....................     (25,014)        (2,734)       72,262      49,480        44,602        (12,438)
                                       --------       --------    ----------    --------      --------       --------
Net assets.........................    $445,466       $190,950    $2,031,150    $905,379      $347,097       $396,766
                                       ========       ========    ==========    ========      ========       ========
Number of units outstanding*.......      36,554         18,627       168,217      74,469        21,628         38,963
                                       --------       --------    ----------    --------      --------       --------
Net asset value per unit
  outstanding*.....................    $  12.19       $  10.25    $    12.07    $  12.16      $  16.05       $  10.18
                                       ========       ========    ==========    ========      ========       ========

                                           MONY CUSTOM ESTATE MASTER
                                     --------------------------------------
                                         ENTERPRISE ACCUMULATION TRUST
                                     --------------------------------------
                                       CAPITAL       MUTI-CAP
                                     APPRECIATION     GROWTH      BALANCED
                                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                     ------------   ----------   ----------
              ASSETS
Shares held in respective Funds....      30,053        14,231       23,469
                                       ========      ========     ========
Investments at cost................    $220,189      $209,334     $119,389
                                       ========      ========     ========
Investments in respective Funds, at
  net asset value..................    $242,225      $191,554     $121,571
Amount due from MONY America.......       2,719            53            0
Amount due from respective Funds...          47            31           17
                                       --------      --------     --------
        Total assets...............     244,991       191,638      121,588
                                       --------      --------     --------
            LIABILITIES
Amount due to MONY America.........          78            56           33
Amount due to respective Funds.....       2,719            53            0
                                       --------      --------     --------
        Total liabilities..........       2,797           109           33
                                       --------      --------     --------
Net assets.........................    $242,194      $191,529     $121,555
                                       ========      ========     ========
Net assets consist of:
  Contractholders' net payments....    $211,405      $206,608     $119,395
  Undistributed net investment
    income (loss)..................        (540)         (211)         (27)
  Accumulated net realized gain
    (loss) on investments..........       9,293         2,912            5
  Net unrealized appreciation
    (depreciation) of
    investments....................      22,036       (17,780)       2,182
                                       --------      --------     --------
Net assets.........................    $242,194      $191,529     $121,555
                                       ========      ========     ========
Number of units outstanding*.......      16,709        16,345       11,881
                                       --------      --------     --------
Net asset value per unit
  outstanding*.....................    $  14.50      $  11.72     $  10.23
                                       ========      ========     ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                           JUNE 30, 2000 (UNAUDITED)

                                                           MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------------------------
                                                                FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                    DREYFUS     ------------------------------------------
                                      DREYFUS      SOCIALLY                                    VIP III
                                       STOCK      RESPONSIBLE       VIP         VIP II          GROWTH
                                       INDEX        GROWTH        GROWTH        CONTRA      OPPORTUNITIES
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                     ----------   -----------   -----------   -----------   --------------
              ASSETS
Shares held in respective Funds....      5,644         185          2,797         3,107            773
                                      ========      ======       ========       =======        =======
Investments at cost................   $208,408      $7,027       $141,970       $79,565        $16,255
                                      ========      ======       ========       =======        =======
Investments in respective Funds, at
  net asset value..................   $214,593      $7,395       $143,760       $77,767        $15,905
Amount due from MONY America.......          0           0              0             0              0
Amount due from respective Funds...         46           0             32             0              0
                                      --------      ------       --------       -------        -------
        Total assets...............    214,639       7,395        143,792        77,767         15,905
                                      --------      ------       --------       -------        -------
            LIABILITIES
Amount due to MONY America.........         74           1             49             9              2
Amount due to respective Funds.....          0           0              0             0              0
                                      --------      ------       --------       -------        -------
        Total liabilities..........         74           1             49             9              2
                                      --------      ------       --------       -------        -------
Net assets.........................   $214,565      $7,394       $143,743       $77,758        $15,903
                                      ========      ======       ========       =======        =======
Net assets consist of:
  Contractholders' net payments....   $199,785      $6,968       $120,647       $76,858        $16,170
  Undistributed net investment
    income (loss)..................      1,006          (9)        19,609         4,639            524
  Accumulated net realized gain
    (loss) on investments..........      7,589          67          1,697        (1,941)          (441)
  Net unrealized appreciation
    (depreciation) of
    investments....................      6,185         368          1,790        (1,798)          (350)
                                      --------      ------       --------       -------        -------
Net assets.........................   $214,565      $7,394       $143,743       $77,758        $15,903
                                      ========      ======       ========       =======        =======
Number of units outstanding*.......     20,188         679         12,307         7,448          1,601
                                      --------      ------       --------       -------        -------
Net asset value per unit
  outstanding*.....................   $  10.63      $10.88       $  11.68       $ 10.44        $  9.93
                                      ========      ======       ========       =======        =======

                                                  MONY CUSTOM ESTATE MASTER
                                     ---------------------------------------------------
                                                     JANUS ASPEN SERIES
                                     ---------------------------------------------------

                                     AGGRESSIVE                  CAPITAL      WORLDWIDE
                                       GROWTH      BALANCED    APPRECIATION     GROWTH
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                     ----------   ----------   ------------   ----------
              ASSETS
Shares held in respective Funds....      2,325       1,876          5,772         2,508
                                      ========     =======       ========      ========
Investments at cost................   $144,484     $51,768       $199,618      $123,422
                                      ========     =======       ========      ========
Investments in respective Funds, at
  net asset value..................   $129,709     $49,366       $183,135      $120,478
Amount due from MONY America.......          0           0              0             0
Amount due from respective Funds...         15          33              0        24,642
                                      --------     -------       --------      --------
        Total assets...............    129,724      49,399        183,135       145,120
                                      --------     -------       --------      --------
            LIABILITIES
Amount due to MONY America.........         33          39             22        24,657
Amount due to respective Funds.....          0           0              0             0
                                      --------     -------       --------      --------
        Total liabilities..........         33          39             22        24,657
                                      --------     -------       --------      --------
Net assets.........................   $129,691     $49,360       $183,113      $120,463
                                      ========     =======       ========      ========
Net assets consist of:
  Contractholders' net payments....   $133,960     $48,432       $198,149      $119,080
  Undistributed net investment
    income (loss)..................      9,944       3,200            461         1,603
  Accumulated net realized gain
    (loss) on investments..........        562         130            986         2,724
  Net unrealized appreciation
    (depreciation) of
    investments....................    (14,775)     (2,402)       (16,483)       (2,944)
                                      --------     -------       --------      --------
Net assets.........................   $129,691     $49,360       $183,113      $120,463
                                      ========     =======       ========      ========
Number of units outstanding*.......     11,059       4,700         15,301        10,234
                                      --------     -------       --------      --------
Net asset value per unit
  outstanding*.....................   $  11.73     $ 10.50       $  11.97      $  11.77
                                      ========     =======       ========      ========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                    ---------------------------------------------------------------------------------------------
                                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                    ---------------------------------------------------   ---------------------------------------
                                    INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                   SMALL COMPANY
                                     TERM BOND        BOND      SECURITIES     MARKET       EQUITY         VALUE        MANAGED
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                    ------------   ----------   ----------   ----------   ----------   -------------   ----------
Dividend investment income........    $ 8,535       $11,858      $ 3,812      $11,593      $     0        $    0        $      0
Distribution from capital gains...          0             0            0            0            0             0               0
Mortality and expense risk
  charges.........................       (218)         (273)        (118)        (719)        (498)         (531)         (1,323)
                                      -------       -------      -------      -------      -------        ------        --------
Net investment income (loss)......      8,317        11,585        3,694       10,874         (498)         (531)         (1,323)
                                      -------       -------      -------      -------      -------        ------        --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
     investments..................     (3,418)       (5,093)        (149)           0        2,961         2,205         (40,614)
  Net change in unrealized
     appreciation (depreciation)
     of investments...............     (2,780)        1,141       (1,461)           0       44,821           (39)         27,026
                                      -------       -------      -------      -------      -------        ------        --------
Net realized and unrealized gain
  (loss) on investments...........     (6,198)       (3,952)      (1,610)           0       47,782         2,166         (13,588)
                                      -------       -------      -------      -------      -------        ------        --------
Net increase (decrease) in net
  assets resulting from
  operations......................    $ 2,119       $ 7,633      $ 2,084      $10,874      $47,284        $1,635        $(14,911)
                                      =======       =======      =======      =======      =======        ======        ========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                                   MONY CUSTOM ESTATE MASTER
                                   -----------------------------------------------------------------------------------------
                                                                 ENTERPRISE ACCUMULATION TRUST
                                   -----------------------------------------------------------------------------------------
                                   INTERNATIONAL    HIGH YIELD                    GROWTH AND    SMALL COMPANY      EQUITY
                                      GROWTH           BOND          GROWTH         INCOME         GROWTH          INCOME
                                    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                   -------------   ------------   ------------   ------------   -------------   ------------
                                    FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX     FOR THE SIX    FOR THE SIX
                                   MONTHS ENDED    MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED    MONTHS ENDED
                                     JUNE 30,        JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,        JUNE 30,
                                       2000            2000           2000           2000           2000            2000
                                   -------------   ------------   ------------   ------------   -------------   ------------
                                    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)     (UNAUDITED)    (UNAUDITED)
Dividend investment income.......    $      0        $ 3,740        $      0       $     0         $     0        $      0
Distribution from capital
  gains..........................           0              0               0             0               0               0
Mortality and expense risk
  charges........................        (531)          (136)         (2,700)       (1,101)           (467)           (674)
                                     --------        -------        --------       -------         -------        --------
Net investment income (loss).....        (531)         3,604          (2,700)       (1,101)           (467)           (674)
                                     --------        -------        --------       -------         -------        --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................       4,479         (1,049)         52,917         1,847           9,320              25
  Net change in unrealized
    appreciation (depreciation)
    of investments...............     (51,426)        (1,762)        (64,021)       27,336          (4,423)        (12,623)
                                     --------        -------        --------       -------         -------        --------
Net realized and unrealized gain
  (loss) on investments..........     (46,947)        (2,811)        (11,104)       29,183           4,897         (12,598)
                                     --------        -------        --------       -------         -------        --------
Net increase (decrease) in net
  assets resulting from
  operations.....................    $(47,478)       $   793        $(13,804)      $28,082         $ 4,430        $(13,272)
                                     ========        =======        ========       =======         =======        ========

                                            MONY CUSTOM ESTATE MASTER
                                   --------------------------------------------
                                          ENTERPRISE ACCUMULATION TRUST
                                   --------------------------------------------
                                     CAPITAL       MULTI-CAP
                                   APPRECIATION      GROWTH         BALANCED
                                    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                   ------------   ------------   --------------
                                   FOR THE SIX    FOR THE SIX    FOR THE PERIOD
                                   MONTHS ENDED   MONTHS ENDED   MAY 4, 2000**
                                     JUNE 30,       JUNE 30,        THROUGH
                                       2000           2000       JUNE 30, 2000
                                   ------------   ------------   --------------
                                   (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
Dividend investment income.......    $      0       $      0         $    0
Distribution from capital
  gains..........................           0              0              0
Mortality and expense risk
  charges........................        (348)          (203)           (27)
                                     --------       --------         ------
Net investment income (loss).....        (348)          (203)           (27)
                                     --------       --------         ------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................       6,951          2,877              5
  Net change in unrealized
    appreciation (depreciation)
    of investments...............     (19,655)       (22,629)         2,182
                                     --------       --------         ------
Net realized and unrealized gain
  (loss) on investments..........     (12,704)       (19,752)         2,187
                                     --------       --------         ------
Net increase (decrease) in net
  assets resulting from
  operations.....................    $(13,052)      $(19,955)        $2,160
                                     ========       ========         ======

---------------

** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                             MONY CUSTOM ESTATE MASTER
                                 ----------------------------------------------------------------------------------
                                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                     DREYFUS        -----------------------------------------------
                                   DREYFUS          SOCIALLY                                           VIP III
                                    STOCK          RESPONSIBLE          VIP           VIP II           GROWTH
                                    INDEX            GROWTH            GROWTH      CONTRA FUND      OPPORTUNITIES
                                  SUBACCOUNT       SUBACCOUNT        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                 ------------   -----------------   ------------   ------------   -----------------
                                 FOR THE SIX     FOR THE PERIOD     FOR THE SIX    FOR THE SIX     FOR THE PERIOD
                                 MONTHS ENDED   JANUARY 7, 2000**   MONTHS ENDED   MONTHS ENDED   JANUARY 7, 2000**
                                   JUNE 30,          THROUGH          JUNE 30,       JUNE 30,          THROUGH
                                     2000         JUNE 30, 2000         2000           2000         JUNE 30, 2000
                                 ------------   -----------------   ------------   ------------   -----------------
                                 (UNAUDITED)       (UNAUDITED)      (UNAUDITED)    (UNAUDITED)       (UNAUDITED)
Dividend investment income.....    $   862            $  1            $   165        $   127            $  87
Distribution from capital
  gains........................        166               0             19,688          4,598              455
Mortality and expense risk
  charges......................       (328)            (10)              (244)           (84)             (18)
                                   -------            ----            -------        -------            -----
Net investment income (loss)...        700              (9)            19,609          4,641              524
                                   -------            ----            -------        -------            -----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................      7,562              67              1,697         (1,938)            (441)
  Net change in unrealized
    appreciation (depreciation)
    of investments.............      4,948             368              1,627         (2,448)            (350)
                                   -------            ----            -------        -------            -----
Net realized and unrealized
  gain (loss) on investments...     12,510             435              3,324         (4,386)            (791)
                                   -------            ----            -------        -------            -----
Net increase (decrease) in net
  assets resulting from
  operations...................    $13,210            $426            $22,933        $   255            $(267)
                                   =======            ====            =======        =======            =====

                                                 MONY CUSTOM ESTATE MASTER
                                 ---------------------------------------------------------
                                                    JANUS ASPEN SERIES
                                 ---------------------------------------------------------

                                  AGGRESSIVE                     CAPITAL       WORLDWIDE
                                    GROWTH        BALANCED     APPRECIATION      GROWTH
                                  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                 ------------   ------------   ------------   ------------
                                 FOR THE SIX    FOR THE SIX    FOR THE SIX    FOR THE SIX
                                 MONTHS ENDED   MONTHS ENDED   MONTHS ENDED   MONTHS ENDED
                                   JUNE 30,       JUNE 30,       JUNE 30,       JUNE 30,
                                     2000           2000           2000           2000
                                 ------------   ------------   ------------   ------------
                                 (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
Dividend investment income.....    $  6,878       $   824        $    575       $   427
Distribution from capital
  gains........................       3,203         2,306              74         1,275
Mortality and expense risk
  charges......................        (136)          (62)           (189)          (96)
                                   --------       -------        --------       -------
Net investment income (loss)...       9,945         3,068             460         1,606
                                   --------       -------        --------       -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments................         558           130             985         2,715
  Net change in unrealized
    appreciation (depreciation)
    of investments.............     (15,200)       (2,784)        (16,742)       (4,591)
                                   --------       -------        --------       -------
Net realized and unrealized
  gain (loss) on investments...     (14,642)       (2,654)        (15,757)       (1,876)
                                   --------       -------        --------       -------
Net increase (decrease) in net
  assets resulting from
  operations...................    $ (4,697)      $   414        $(15,297)      $  (270)
                                   ========       =======        ========       =======

---------------

** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MONY CUSTOM ESTATE MASTER
                                   ---------------------------------------------------------------------------------------
                                                                   MONY SERIES FUND, INC.
                                   ---------------------------------------------------------------------------------------
                                              INTERMEDIATE                           LONG TERM                 GOVERNMENT
                                               TERM BOND                               BOND                    SECURITIES
                                               SUBACCOUNT                           SUBACCOUNT                 SUBACCOUNT
                                   ----------------------------------   -----------------------------------   ------------
                                   FOR THE SIX      FOR THE PERIOD      FOR THE SIX       FOR THE PERIOD      FOR THE SIX
                                   MONTHS ENDED   JANUARY 11, 1999**    MONTHS ENDED   FEBRUARY 12, 1999**    MONTHS ENDED
                                     JUNE 30,           THROUGH           JUNE 30,           THROUGH            JUNE 30,
                                       2000        DECEMBER 31, 1999        2000        DECEMBER 31, 1999         2000
                                   ------------   -------------------   ------------   --------------------   ------------
                                   (UNAUDITED)                          (UNAUDITED)                           (UNAUDITED)
From operations:
  Net investment income (loss)...    $  8,317           $ 3,506           $ 11,585           $  4,549           $ 3,694
  Net realized gain (loss) on
    investments..................      (3,418)             (568)            (5,093)            (2,034)             (149)
  Net change in unrealized
    appreciation (depreciation)
    of investments...............      (2,780)           (3,217)             1,141             (7,402)           (1,461)
                                     --------           -------           --------           --------           -------
Net increase (decrease) in net
  assets resulting from
  operations.....................       2,119              (279)             7,633             (4,887)            2,084
                                     --------           -------           --------           --------           -------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      57,676            97,805             66,174            131,515            35,004
  Net asset value of units
    redeemed or used to meet
    contract obligations.........     (10,891)           (7,274)           (11,909)           (13,332)           (3,012)
                                     --------           -------           --------           --------           -------
Net increase from unit
  transactions...................      46,785            90,531             54,265            118,183            31,992
                                     --------           -------           --------           --------           -------
Net increase in net assets.......      48,904            90,252             61,898            113,296            34,076
Net assets beginning of period...      90,252                 0            113,296                  0            49,929
                                     --------           -------           --------           --------           -------
Net assets end of period*........    $139,156           $90,252           $175,194           $113,296           $84,005
                                     ========           =======           ========           ========           =======
Unit transactions:
Units outstanding beginning of
  period.........................       8,951                 0             12,005                  0             4,962
Units issued during the period...       5,897             9,671              6,888             13,368             3,454
Units redeemed during the
  period.........................      (1,259)             (720)            (1,253)            (1,363)             (297)
                                     --------           -------           --------           --------           -------
Units outstanding end of
  period.........................      13,589             8,951             17,640             12,005             8,119
                                     ========           =======           ========           ========           =======

---------------
 * Includes undistributed net
   investment income of:             $ 11,823           $ 3,506           $ 16,134           $  4,549           $ 3,911
                                     ========           =======           ========           ========           =======
** Commencement of operations

                                                   MONY CUSTOM ESTATE MASTER
                                   ---------------------------------------------------------
                                                    MONY SERIES FUND, INC.
                                   ---------------------------------------------------------
                                        GOVERNMENT                      MONEY
                                        SECURITIES                      MARKET
                                        SUBACCOUNT                    SUBACCOUNT
                                   --------------------   ----------------------------------
                                      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                   FEBRUARY 12, 1999**    MONTHS ENDED   JANUARY 11, 1999**
                                         THROUGH            JUNE 30,           THROUGH
                                    DECEMBER 31, 1999         2000        DECEMBER 31, 1999
                                   --------------------   ------------   -------------------
                                                          (UNAUDITED)
From operations:
  Net investment income (loss)...        $   217           $  10,874          $   4,868
  Net realized gain (loss) on
    investments..................           (265)                  0                  0
  Net change in unrealized
    appreciation (depreciation)
    of investments...............            257                   0                  0
                                         -------           ---------          ---------
Net increase (decrease) in net
  assets resulting from
  operations.....................            209              10,874              4,868
                                         -------           ---------          ---------
From unit transactions:
  Net proceeds from the issuance
    of units.....................         57,178             994,358            486,468
  Net asset value of units
    redeemed or used to meet
    contract obligations.........         (7,458)           (692,751)          (264,942)
                                         -------           ---------          ---------
Net increase from unit
  transactions...................         49,720             301,607            221,526
                                         -------           ---------          ---------
Net increase in net assets.......         49,929             312,481            226,394
Net assets beginning of period...              0             226,394                  0
                                         -------           ---------          ---------
Net assets end of period*........        $49,929           $ 538,875          $ 226,394
                                         =======           =========          =========
Unit transactions:
Units outstanding beginning of
  period.........................              0              21,669                  0
Units issued during the period...          5,703              94,446             46,291
Units redeemed during the
  period.........................           (741)            (65,879)           (24,622)
                                         -------           ---------          ---------
Units outstanding end of
  period.........................          4,962              50,236             21,669
                                         =======           =========          =========
---------------
 * Includes undistributed net
   investment income of:                 $   217           $  15,742          $   4,868
                                         =======           =========          =========
** Commencement of operations

                       See notes to financial statements

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      MONY CUSTOM ESTATE MASTER
                                                 --------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                                 --------------------------------------------------------------------
                                                                                              SMALL COMPANY
                                                              EQUITY                              VALUE
                                                            SUBACCOUNT                          SUBACCOUNT
                                                 ---------------------------------   --------------------------------
                                                 FOR THE SIX      FOR THE PERIOD     FOR THE SIX     FOR THE PERIOD
                                                 MONTHS ENDED   JANUARY 11, 1999**   MONTHS ENDED   JANUARY 7, 1999**
                                                   JUNE 30,          THROUGH           JUNE 30,          THROUGH
                                                     2000       DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                                 ------------   ------------------   ------------   -----------------
                                                 (UNAUDITED)                         (UNAUDITED)
From operations:
 Net investment income (loss)..................    $   (498)         $ 11,721          $   (531)        $ 12,519
 Net realized gain (loss) on investments.......       2,961            (1,548)            2,205            2,653
 Net change in unrealized appreciation
   (depreciation) of investments...............      44,821            11,554               (39)           9,149
                                                   --------          --------          --------         --------
Net increase (decrease) in net assets resulting
 from operations...............................      47,284            21,727             1,635           24,321
                                                   --------          --------          --------         --------
From unit transactions:
 Net proceeds from the issuance of units.......     156,049           228,368           144,085          243,690
 Net asset value of units redeemed or used to
   meet contract obligations...................     (20,562)          (27,403)          (28,008)         (19,103)
                                                   --------          --------          --------         --------
Net increase from unit transactions............     135,487           200,965           116,077          224,587
                                                   --------          --------          --------         --------
Net increase in net assets.....................     182,771           222,692           117,712          248,908
Net assets beginning of period.................     222,692                 0           248,908                0
                                                   --------          --------          --------         --------
Net assets end of period*......................    $405,463          $222,692          $366,620         $248,908
                                                   ========          ========          ========         ========
Unit transactions:
Units outstanding beginning of period..........      19,286                 0            20,346                0
Units issued during the period.................      12,276            21,811            11,953           22,000
Units redeemed during the period...............      (1,654)           (2,525)           (2,317)          (1,654)
                                                   --------          --------          --------         --------
Units outstanding end of period................      29,908            19,286            29,982           20,346
                                                   ========          ========          ========         ========

---------------
 * Includes undistributed net investment income
   of:                                             $ 11,223         $ 11,721          $ 11,988         $ 12,519
                                                   ========          ========          ========         ========
** Commencement of operations

                                                                      MONY CUSTOM ESTATE MASTER
                                                 -------------------------------------------------------------------
                                                                    ENTERPRISE ACCUMULATION TRUST
                                                 -------------------------------------------------------------------
                                                                                             INTERNATIONAL
                                                             MANAGED                             GROWTH
                                                            SUBACCOUNT                         SUBACCOUNT
                                                 --------------------------------   --------------------------------
                                                 FOR THE SIX     FOR THE PERIOD     FOR THE SIX     FOR THE PERIOD
                                                 MONTHS ENDED   JANUARY 4, 1999**   MONTHS ENDED   JANUARY 4, 1999**
                                                   JUNE 30,          THROUGH          JUNE 30,          THROUGH
                                                     2000       DECEMBER 31, 1999       2000       DECEMBER 31, 1999
                                                 ------------   -----------------   ------------   -----------------
                                                 (UNAUDITED)                        (UNAUDITED)
From operations:
 Net investment income (loss)..................    $ (1,323)        $ 71,839          $   (531)        $  2,007
 Net realized gain (loss) on investments.......     (40,614)          (5,865)            4,479              965
 Net change in unrealized appreciation
   (depreciation) of investments...............      27,026          (41,609)          (51,426)          26,412
                                                   --------         --------          --------         --------
Net increase (decrease) in net assets resulting
 from operations...............................     (14,911)          24,365           (47,478)          29,384
                                                   --------         --------          --------         --------
From unit transactions:
 Net proceeds from the issuance of units.......     372,734          677,394           361,654          117,483
 Net asset value of units redeemed or used to
   meet contract obligations...................     (80,415)         (68,206)          (11,812)          (3,765)
                                                   --------         --------          --------         --------
Net increase from unit transactions............     292,319          609,188           349,842          113,718
                                                   --------         --------          --------         --------
Net increase in net assets.....................     277,408          633,553           302,364          143,102
Net assets beginning of period.................     633,553                0           143,102                0
                                                   --------         --------          --------         --------
Net assets end of period*......................    $910,961         $633,553          $445,466         $143,102
                                                   ========         ========          ========         ========
Unit transactions:
Units outstanding beginning of period..........      58,038                0            10,372                0
Units issued during the period.................      35,504           64,524            27,117           10,713
Units redeemed during the period...............      (7,603)          (6,486)             (935)            (341)
                                                   --------         --------          --------         --------
Units outstanding end of period................      85,939           58,038            36,554           10,372
                                                   ========         ========          ========         ========
---------------
 * Includes undistributed net investment income
   of:                                             $ 70,516         $ 71,839          $  1,476         $  2,007
                                                   ========         ========          ========         ========
** Commencement of operations

                                                    MONY CUSTOM ESTATE MASTER
                                                 --------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                                 --------------------------------
                                                            HIGH YIELD
                                                               BOND
                                                            SUBACCOUNT
                                                 --------------------------------
                                                 FOR THE SIX     FOR THE PERIOD
                                                 MONTHS ENDED   JANUARY 6, 1999**
                                                   JUNE 30,          THROUGH
                                                     2000       DECEMBER 31, 1999
                                                 ------------   -----------------
                                                 (UNAUDITED)
From operations:
 Net investment income (loss)..................    $  3,604          $ 2,473
 Net realized gain (loss) on investments.......      (1,049)            (541)
 Net change in unrealized appreciation
   (depreciation) of investments...............      (1,762)            (972)
                                                   --------          -------
Net increase (decrease) in net assets resulting
 from operations...............................         793              960
                                                   --------          -------
From unit transactions:
 Net proceeds from the issuance of units.......     147,187           56,495
 Net asset value of units redeemed or used to
   meet contract obligations...................      (7,704)          (6,781)
                                                   --------          -------
Net increase from unit transactions............     139,483           49,714
                                                   --------          -------
Net increase in net assets.....................     140,276           50,674
Net assets beginning of period.................      50,674                0
                                                   --------          -------
Net assets end of period*......................    $190,950          $50,674
                                                   ========          =======
Unit transactions:
Units outstanding beginning of period..........       4,921                0
Units issued during the period.................      14,463            5,588
Units redeemed during the period...............        (757)            (667)
                                                   --------          -------
Units outstanding end of period................      18,627            4,921
                                                   ========          =======
---------------
 * Includes undistributed net investment income
   of:                                             $  6,077          $ 2,473
                                                   ========          =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          MONY CUSTOM ESTATE MASTER
                                                     --------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                                     --------------------------------------------------------------------
                                                                                                   GROWTH AND
                                                                  GROWTH                             INCOME
                                                                SUBACCOUNT                         SUBACCOUNT
                                                     --------------------------------   ---------------------------------
                                                     FOR THE SIX     FOR THE PERIOD     FOR THE SIX      FOR THE PERIOD
                                                     MONTHS ENDED   JANUARY 4, 1999**   MONTHS ENDED   JANUARY 11, 1999**
                                                       JUNE 30,          THROUGH          JUNE 30,          THROUGH
                                                         2000       DECEMBER 31, 1999       2000       DECEMBER 31, 1999
                                                     ------------   -----------------   ------------   ------------------
                                                     (UNAUDITED)                        (UNAUDITED)
From operations:
 Net investment income (loss)......................   $   (2,700)      $   (1,680)        $ (1,101)        $    (557)
 Net realized gain (loss) on investments...........       52,917            4,825            1,847            12,833
 Net change in unrealized appreciation
   (depreciation) of investments...................      (64,021)         136,283           27,336            22,144
                                                      ----------       ----------         --------         ---------
Net increase (decrease) in net assets resulting
 from operations...................................      (13,804)         139,428           28,082            34,420
                                                      ----------       ----------         --------         ---------
From unit transactions:
 Net proceeds from the issuance of units...........      943,231        1,261,158          483,118           554,185
 Net asset value of units redeemed or used to meet
   contract obligations............................     (203,713)         (95,150)         (43,829)         (150,597)
                                                      ----------       ----------         --------         ---------
Net increase from unit transactions................      739,518        1,166,008          439,289           403,588
                                                      ----------       ----------         --------         ---------
Net increase in net assets.........................      725,714        1,305,436          467,371           438,008
Net assets beginning of period.....................    1,305,436                0          438,008                 0
                                                      ----------       ----------         --------         ---------
Net assets end of period*..........................   $2,031,150       $1,305,436         $905,379         $ 438,008
                                                      ==========       ==========         ========         =========
Unit transactions:
Units outstanding beginning of period..............      104,634                0           36,957                 0
Units issued during the period.....................       80,317          113,122           41,299            49,867
Units redeemed during the period...................      (16,734)          (8,488)          (3,787)          (12,910)
                                                      ----------       ----------         --------         ---------
Units outstanding end of period....................      168,217          104,634           74,469            36,957
                                                      ==========       ==========         ========         =========

---------------
 * Includes undistributed net investment income
   (loss) of:                                         $   (4,380)      $   (1,680)        $ (1,658)        $    (557)
                                                      ==========       ==========         ========         =========
** Commencement of operations

                                                                          MONY CUSTOM ESTATE MASTER
                                                     -------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                                     -------------------------------------------------------------------
                                                              SMALL COMPANY                          EQUITY
                                                                  GROWTH                             INCOME
                                                                SUBACCOUNT                         SUBACCOUNT
                                                     --------------------------------   --------------------------------
                                                     FOR THE SIX     FOR THE PERIOD     FOR THE SIX     FOR THE PERIOD
                                                     MONTHS ENDED   JANUARY 4, 1999**   MONTHS ENDED   JANUARY 4, 1999**
                                                       JUNE 30,          THROUGH          JUNE 30,          THROUGH
                                                         2000       DECEMBER 31, 1999       2000       DECEMBER 31, 1999
                                                     ------------   -----------------   ------------   -----------------
                                                     (UNAUDITED)                        (UNAUDITED)
From operations:
 Net investment income (loss)......................    $   (467)        $   (231)         $   (674)        $   (177)
 Net realized gain (loss) on investments...........       9,320            2,611                25              656
 Net change in unrealized appreciation
   (depreciation) of investments...................      (4,423)          49,025           (12,623)             185
                                                       --------         --------          --------         --------
Net increase (decrease) in net assets resulting
 from operations...................................       4,430           51,405           (13,272)             664
                                                       --------         --------          --------         --------
From unit transactions:
 Net proceeds from the issuance of units...........     151,568          166,044            51,123          396,878
 Net asset value of units redeemed or used to meet
   contract obligations............................     (12,162)         (14,188)          (26,340)         (12,287)
                                                       --------         --------          --------         --------
Net increase from unit transactions................     139,406          151,856            24,783          384,591
                                                       --------         --------          --------         --------
Net increase in net assets.........................     143,836          203,261            11,511          385,255
Net assets beginning of period.....................     203,261                0           385,255                0
                                                       --------         --------          --------         --------
Net assets end of period*..........................    $347,097         $203,261          $396,766         $385,255
                                                       ========         ========          ========         ========
Unit transactions:
Units outstanding beginning of period..............      13,029                0            36,431                0
Units issued during the period.....................       9,342           14,338             5,104           37,590
Units redeemed during the period...................        (743)          (1,309)           (2,572)          (1,159)
                                                       --------         --------          --------         --------
Units outstanding end of period....................      21,628           13,029            38,963           36,431
                                                       ========         ========          ========         ========
---------------
 * Includes undistributed net investment income
   (loss) of:                                          $   (698)        $   (231)         $   (851)        $   (177)
                                                       ========         ========          ========         ========
** Commencement of operations

                                                         MONY CUSTOM ESTATE MASTER
                                                     ---------------------------------
                                                       ENTERPRISE ACCUMULATION TRUST
                                                     ---------------------------------
                                                                  CAPITAL
                                                               APPRECIATION
                                                                SUBACCOUNT
                                                     ---------------------------------
                                                     FOR THE SIX      FOR THE PERIOD
                                                     MONTHS ENDED   JANUARY 11, 1999**
                                                       JUNE 30,          THROUGH
                                                         2000       DECEMBER 31, 1999
                                                     ------------   ------------------
                                                     (UNAUDITED)
From operations:
 Net investment income (loss)......................    $   (348)         $   (192)
 Net realized gain (loss) on investments...........       6,951             2,342
 Net change in unrealized appreciation
   (depreciation) of investments...................     (19,655)           41,691
                                                       --------          --------
Net increase (decrease) in net assets resulting
 from operations...................................     (13,052)           43,841
                                                       --------          --------
From unit transactions:
 Net proceeds from the issuance of units...........      99,836           131,349
 Net asset value of units redeemed or used to meet
   contract obligations............................     (11,755)           (8,025)
                                                       --------          --------
Net increase from unit transactions................      88,081           123,324
                                                       --------          --------
Net increase in net assets.........................      75,029           167,165
Net assets beginning of period.....................     167,165                 0
                                                       --------          --------
Net assets end of period*..........................    $242,194          $167,165
                                                       ========          ========
Unit transactions:
Units outstanding beginning of period..............      10,726                 0
Units issued during the period.....................       6,784            11,402
Units redeemed during the period...................        (801)             (676)
                                                       --------          --------
Units outstanding end of period....................      16,709            10,726
                                                       ========          ========
---------------
 * Includes undistributed net investment income
   (loss) of:                                          $   (540)         $   (192)
                                                       ========          ========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          MONY CUSTOM ESTATE MASTER
                                           ----------------------------------------------------------------------------------------
                                                                        ENTERPRISE ACCUMULATION TRUST
                                           ----------------------------------------------------------------------------------------

                                                       MULTI-CAP                                              DREYFUS
                                                         GROWTH                    BALANCE                  STOCK INDEX
                                                       SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                           ----------------------------------   --------------   ----------------------------------
                                           FOR THE SIX      FOR THE PERIOD      FOR THE PERIOD   FOR THE SIX      FOR THE PERIOD
                                           MONTHS ENDED   NOVEMBER 10, 1999**   MAY 4, 2000**    MONTHS ENDED   NOVEMBER 10, 1999**
                                             JUNE 30,           THROUGH            THROUGH         JUNE 30,           THROUGH
                                               2000        DECEMBER 31, 1999    JUNE 30, 2000        2000        DECEMBER 31, 1999
                                           ------------   -------------------   --------------   ------------   -------------------
                                           (UNAUDITED)                           (UNAUDITED)     (UNAUDITED)
From operations:
 Net investment income (loss)............    $   (203)          $    (8)           $    (27)      $     700           $   306
 Net realized gain (loss) on
   investments...........................       2,877                35                   5           7,562                27
 Net change in unrealized appreciation
   (depreciation) of investments.........     (22,629)            4,849               2,182           4,948             1,237
                                             --------           -------            --------       ---------           -------
 Net increase (decrease) in net assets
   resulting from operations.............     (19,955)            4,876               2,160          13,210             1,570
                                             --------           -------            --------       ---------           -------
From unit transactions:
 Net proceeds from the insurance of
   units.................................     176,553            39,067             120,291         283,922            48,446
 Net asset value of units redeemed or
   used to meet contract obligations.....      (8,774)             (238)               (896)       (131,671)             (912)
                                             --------           -------            --------       ---------           -------
Net increase from unit transactions......     167,779            38,829             119,395         152,251            47,534
                                             --------           -------            --------       ---------           -------
Net increase in net assets...............     147,824            43,705             121,555         165,461            49,104
Net assets beginning of period...........      43,705                 0                   0          49,104                 0
                                             --------           -------            --------       ---------           -------
Net assets end of period*................    $191,529           $43,705            $121,555       $ 214,565           $49,104
                                             ========           =======            ========       =========           =======
Unit transactions:
Units outstanding beginning of period....       3,425                 0                   0           4,587                 0
Units issued during the period...........      13,640             3,445              11,970          27,512             4,675
Units redeemed during the period.........        (720)              (20)                (89)        (11,911)              (88)
                                             --------           -------            --------       ---------           -------
Units outstanding end of period..........      16,345             3,425              11,881          20,188             4,587
                                             ========           =======            ========       =========           =======

---------------
 * Includes undistributed net investment
   income (loss) of:                         $   (211)          $    (8)           $    (27)      $   1,006           $   306
                                             ========           =======            ========       =========           =======
** Commencement of operations

                                                  MONY CUSTOM ESTATE MASTER
                                                  -----------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                                  -----------------------
                                                             DREYFUS
                                                            SOCIALLY
                                                           RESPONSIBLE
                                                             GROWTH
                                                           SUBACCOUNT
                                                        -----------------
                                                         FOR THE PERIOD
                                                        JANUARY 7, 2000**
                                                             THROUGH
                                                          JUNE 30, 2000
                                                        -----------------
                                                           (UNAUDITED)
From operations:
 Net investment income (loss)............                    $    (9)
 Net realized gain (loss) on
   investments...........................                         67
 Net change in unrealized appreciation
   (depreciation) of investments.........                        368
                                                             -------
 Net increase (decrease) in net assets
   resulting from operations.............                        426
                                                             -------
From unit transactions:
 Net proceeds from the insurance of
   units.................................                      8,689
 Net asset value of units redeemed or
   used to meet contract obligations.....                     (1,721)
                                                             -------
Net increase from unit transactions......                      6,968
                                                             -------
Net increase in net assets...............                      7,394
Net assets beginning of period...........                          0
                                                             -------
Net assets end of period*................                    $ 7,394
                                                             =======
Unit transactions:
Units outstanding beginning of period....                          0
Units issued during the period...........                        840
Units redeemed during the period.........                       (161)
                                                             -------
Units outstanding end of period..........                        679
                                                             =======
---------------
 * Includes undistributed net investment
   income (loss) of:                                         $    (9)
                                                             =======
** Commencement of operations

                                                                 MONY CUSTOM ESTATE MASTER
                                           ----------------------------------------------------------------------
                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                           ----------------------------------------------------------------------

                                                          VIP                                VIP II
                                                         GROWTH                            CONTRA FUND
                                                       SUBACCOUNT                          SUBACCOUNT
                                           ----------------------------------   ---------------------------------
                                           FOR THE SIX      FOR THE PERIOD      FOR THE SIX      FOR THE PERIOD
                                           MONTHS ENDED   NOVEMBER 15, 1999**   MONTHS ENDED   DECEMBER 8, 1999**
                                             JUNE 30,           THROUGH           JUNE 30,          THROUGH
                                               2000        DECEMBER 31, 1999        2000       DECEMBER 31, 1999
                                           ------------   -------------------   ------------   ------------------
                                           (UNAUDITED)                          (UNAUDITED)
From operations:
 Net investment income (loss)............   $  19,609           $     0           $ 4,641           $    (2)
 Net realized gain (loss) on
   investments...........................       1,697                 0            (1,938)               (3)
 Net change in unrealized appreciation
   (depreciation) of investments.........       1,627               163            (2,448)              650
                                            ---------           -------           -------           -------
 Net increase (decrease) in net assets
   resulting from operations.............      22,933               163               255               645
                                            ---------           -------           -------           -------
From unit transactions:
 Net proceeds from the insurance of
   units.................................     240,589             9,854            69,858            11,394
 Net asset value of units redeemed or
   used to meet contract obligations.....    (129,792)               (4)           (3,753)             (641)
                                            ---------           -------           -------           -------
Net increase from unit transactions......     110,797             9,850            66,105            10,753
                                            ---------           -------           -------           -------
Net increase in net assets...............     133,730            10,013            66,360            11,398
Net assets beginning of period...........      10,013                 0            11,398                 0
                                            ---------           -------           -------           -------
Net assets end of period*................   $ 143,743           $10,013           $77,758           $11,398
                                            =========           =======           =======           =======
Unit transactions:
Units outstanding beginning of period....         899                 0             1,075                 0
Units issued during the period...........      21,886               899             6,733             1,139
Units redeemed during the period.........     (10,478)                0              (360)              (64)
                                            ---------           -------           -------           -------
Units outstanding end of period..........      12,307               899             7,448             1,075
                                            =========           =======           =======           =======
---------------
 * Includes undistributed net investment
   income (loss) of:                        $  19,609           $     0           $ 4,639           $    (2)
                                            =========           =======           =======           =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                 MONY CUSTOM ESTATE MASTER
                                                            --------------------------------------------------------------------
                                                            FIDELITY VARIABLE
                                                                INSURANCE
                                                             PRODUCTS FUNDS                 JANUS ASPEN SERIES FUND
                                                            -----------------   ------------------------------------------------
                                                                 VIP III
                                                                 GROWTH                    AGGRESSIVE
                                                              OPPORTUNITIES                  GROWTH                   BALANCED
                                                               SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                            -----------------   ---------------------------------   ------------
                                                             FOR THE PERIOD     FOR THE SIX      FOR THE PERIOD     FOR THE SIX
                                                            JANUARY 7, 2000**   MONTHS ENDED   DECEMBER 6, 1999**   MONTHS ENDED
                                                                 THROUGH          JUNE 30,          THROUGH           JUNE 30,
                                                              JUNE 30, 2000         2000       DECEMBER 31, 1999        2000
                                                            -----------------   ------------   ------------------   ------------
                                                               (UNAUDITED)      (UNAUDITED)                         (UNAUDITED)
From operations:
 Net investment income (loss).............................       $   524          $  9,945          $    (1)          $ 3,068
 Net realized gain (loss) on investments..................          (441)              558                4               130
 Net change in unrealized appreciation (depreciation) of
   investments............................................          (350)          (15,200)             425            (2,784)
                                                                 -------          --------          -------           -------
 Net increase (decrease) in net assets resulting from
   operations.............................................          (267)           (4,697)             428               414
                                                                 -------          --------          -------           -------
From unit transactions:
 Net proceeds from the insurance of units.................        20,033           132,013           10,287            38,700
 Net asset value of units redeemed or used to meet
   contract obligations...................................        (3,863)           (8,269)             (71)           (2,493)
                                                                 -------          --------          -------           -------
Net increase from unit transactions.......................        16,170           123,744           10,216            36,207
                                                                 -------          --------          -------           -------
 Net increase in net assets...............................        15,903           119,047           10,644            36,621
 Net assets beginning of period...........................             0            10,644                0            12,739
                                                                 -------          --------          -------           -------
Net assets end of period*.................................       $15,903          $129,691          $10,644           $49,360
                                                                 =======          ========          =======           =======
Unit transactions:
Units outstanding beginning of period.....................             0               920                0             1,220
Units issued during the period............................         1,990            10,849              927             3,720
Units redeemed during the period..........................          (389)             (710)              (7)             (240)
                                                                 -------          --------          -------           -------
Units outstanding end of period...........................         1,601            11,059              920             4,700
                                                                 =======          ========          =======           =======

---------------
 * Includes undistributed net investment income (loss) of:           524          $  9,944          $    (1)          $ 3,200
                                                                 =======          ========          =======           =======
** Commencement of operations

                                                                           MONY CUSTOM ESTATE MASTER
                                                            -------------------------------------------------------

                                                                            JANUS ASPEN SERIES FUND
                                                            -------------------------------------------------------

                                                                                              CAPITAL
                                                                 BALANCED                   APPRECIATION
                                                                SUBACCOUNT                   SUBACCOUNT
                                                            ------------------   ----------------------------------
                                                              FOR THE PERIOD     FOR THE SIX      FOR THE PERIOD
                                                            DECEMBER 6, 1999**   MONTHS ENDED   NOVEMBER 10, 1999**
                                                                 THROUGH           JUNE 30,           THROUGH
                                                            DECEMBER 31, 1999        2000        DECEMBER 31, 1999
                                                            ------------------   ------------   -------------------
                                                                                 (UNAUDITED)
From operations:
 Net investment income (loss).............................       $   132           $    460           $    1
 Net realized gain (loss) on investments..................             0                985                1
 Net change in unrealized appreciation (depreciation) of
   investments............................................           382            (16,742)             259
                                                                 -------           --------           ------
 Net increase (decrease) in net assets resulting from
   operations.............................................           514            (15,297)             261
                                                                 -------           --------           ------
From unit transactions:
 Net proceeds from the insurance of units.................        12,929            205,761            1,062
 Net asset value of units redeemed or used to meet
   contract obligations...................................          (704)            (8,663)             (11)
                                                                 -------           --------           ------
Net increase from unit transactions.......................        12,225            197,098            1,051
                                                                 -------           --------           ------
 Net increase in net assets...............................        12,739            181,801            1,312
 Net assets beginning of period...........................             0              1,312                0
                                                                 -------           --------           ------
Net assets end of period*.................................       $12,739           $183,113           $1,312
                                                                 =======           ========           ======
Unit transactions:
Units outstanding beginning of period.....................             0                105                0
Units issued during the period............................         1,290             15,884              106
Units redeemed during the period..........................           (70)              (688)              (1)
                                                                 -------           --------           ------
Units outstanding end of period...........................         1,220             15,301              105
                                                                 =======           ========           ======
---------------
 * Includes undistributed net investment income (loss) of:       $   132           $    461           $    1
                                                                 =======           ========           ======
** Commencement of operations

                                                                MONY CUSTOM ESTATE MASTER
                                                            ----------------------------------

                                                                 JANUS ASPEN SERIES FUND
                                                            ----------------------------------

                                                                        WORLDWIDE
                                                                          GROWTH
                                                                        SUBACCOUNT
                                                            ----------------------------------
                                                            FOR THE SIX      FOR THE PERIOD
                                                            MONTHS ENDED   NOVEMBER 30, 1999**
                                                              JUNE 30,           THROUGH
                                                                2000        DECEMBER 31, 1999
                                                            ------------   -------------------
                                                            (UNAUDITED)
From operations:
 Net investment income (loss).............................    $  1,606           $    (3)
 Net realized gain (loss) on investments..................       2,715                 9
 Net change in unrealized appreciation (depreciation) of
   investments............................................      (4,591)            1,647
                                                              --------           -------
 Net increase (decrease) in net assets resulting from
   operations.............................................        (270)            1,653
                                                              --------           -------
From unit transactions:
 Net proceeds from the insurance of units.................     115,659            11,276
 Net asset value of units redeemed or used to meet
   contract obligations...................................      (7,712)             (143)
                                                              --------           -------
Net increase from unit transactions.......................     107,947            11,133
                                                              --------           -------
 Net increase in net assets...............................     107,677            12,786
 Net assets beginning of period...........................      12,786                 0
                                                              --------           -------
Net assets end of period*.................................    $120,463           $12,786
                                                              ========           =======
Unit transactions:
Units outstanding beginning of period.....................       1,107                 0
Units issued during the period............................       9,775             1,120
Units redeemed during the period..........................        (648)              (13)
                                                              --------           -------
Units outstanding end of period...........................      10,234             1,107
                                                              ========           =======
---------------
 * Includes undistributed net investment income (loss) of:    $  1,603           $    (3)
                                                              ========           =======
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations during 1999. The Funds are registered under the 1940 Act as an open end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Investment income includes distributions of dividends and net realized capital gains received from the respective portfolios of the Funds. Investment income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED) expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master subaccounts for the period ended June 30, 2000 aggregated $308,602.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended June 30, 2000 were as follows:

                                                           COST OF SHARES    PROCEEDS FROM
          MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
          -------------------------------------            --------------   ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.........................    $   78,490       $   31,917
Long Term Bond Portfolio.................................        87,834           33,835
Government Securities Portfolio..........................        40,536            8,658
Money Market Portfolio...................................     1,306,249        1,005,318
Enterprise Accumulation Trust
Equity Portfolio.........................................       181,112           46,102
Small Company Value Portfolio............................       154,652           39,095
Managed Portfolio........................................       476,049          185,021
International Growth Portfolio...........................       369,597           20,246
High Yield Bond Portfolio................................       151,022           11,657
Growth Portfolio.........................................     1,279,714          542,818
Growth and Income Portfolio..............................       492,230           53,987
Small Company Growth Portfolio...........................       160,837           21,880

                                  MONY AMERICA

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                           COST OF SHARES    PROCEEDS FROM
          MONY CUSTOM ESTATE MASTER SUBACCOUNTS               ACQUIRED      SHARES REDEEMED
          -------------------------------------            --------------   ---------------
Equity Income Portfolio..................................    $   67,099       $   42,989
Capital Appreciation Portfolio...........................       110,842           23,102
Multi-Cap Growth Subaccount..............................       187,879           20,283
Balanced Portfolio.......................................       120,291              907
Dreyfus
Stock Index Portfolio....................................       302,134          150,189
Socially Responsible Growth Portfolio....................         8,650            1,692
Insurance Products Funds
VIP Growth Portfolio.....................................       263,111          152,542
VIP II Contra Fund Portfolio.............................        88,440           22,411
VIP III Growth Opportunities Portfolio...................        20,149            3,995
Janus Aspen Series
Aggressive Growth Portfolio..............................       135,284           11,660
Balanced Portfolio.......................................        39,728            3,579
Capital Appreciation Portfolio...........................       236,537           39,606
Worldwide Growth Portfolio...............................       151,830           43,966

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                   UNAUDITED INTERIM CONDENSED BALANCE SHEETS
                      JUNE 30, 2000 AND DECEMBER 31, 1999

                                                              JUNE 30,   DECEMBER 31,
                                                                2000         1999
                                                              --------   ------------
                                                                  ($ IN MILLIONS)
                                       ASSETS
Investments:
Fixed maturity securities available-for-sale, at fair
  value.....................................................  $  982.9     $1,048.8
Mortgage loans on real estate...............................     164.3        165.0
Policy loans................................................      65.1         58.8
Real estate.................................................       7.3          6.9
Other invested assets.......................................       3.6          2.3
                                                              --------     --------
                                                               1,223.2      1,281.8
                                                              --------     --------
Cash and cash equivalents...................................       1.0         28.9
Accrued investment income...................................      21.4         20.4
Amounts due from reinsurers.................................      17.6         18.6
Deferred policy acquisition costs...........................     450.5        406.4
Current federal income taxes receivable.....................       7.2          2.3
Other assets................................................       8.9         24.9
Separate account assets.....................................   4,274.7      4,387.2
                                                              --------     --------
          Total assets......................................  $6,004.5     $6,170.5
                                                              ========     ========
                        LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  131.1     $  123.4
Policyholders' account balances.............................   1,133.9      1,154.1
Other policyholders' liabilities............................      53.1         54.0
Accounts payable and other liabilities......................      26.3         79.5
Note payable to affiliate (Note 5)..........................      47.9         49.0
Deferred federal income taxes...............................      26.9         19.4
Separate account liabilities................................   4,274.7      4,387.2
                                                              --------     --------
          Total liabilities.................................  $5,693.9     $5,866.6
                                                              ========     ========
Commitments and contingencies (Note 4)
Common stock $1.00 par value; 5,000,000 shares authorized,
  2,500,000 issued and outstanding..........................  $    2.5     $    2.5
Capital in excess of par....................................     199.7        199.7
Retained earnings...........................................     117.0        109.0
Accumulated other comprehensive loss........................      (8.6)        (7.3)
                                                              --------     --------
          Total shareholder's equity........................     310.6        303.9
                                                              --------     --------
          Total liabilities and shareholder's equity........  $6,004.5     $6,170.5
                                                              ========     ========

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
                THREE-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $43.9    $38.8
Premiums....................................................    7.4      1.3
Net investment income.......................................   23.3     24.1
Net realized (losses)/gains on investments..................   (1.7)     1.0
Other income................................................    4.2      1.5
                                                              -----    -----
                                                               77.1     66.7
                                                              -----    -----
BENEFITS AND EXPENSES:
Benefits to policyholders...................................   19.8     10.2
Interest credited to policyholders' account balances........   14.8     16.1
Amortization of deferred policy acquisition costs...........   15.2     10.0
Other operating costs and expenses..........................   21.2     20.2
                                                              -----    -----
                                                               71.0     56.5
                                                              -----    -----
Income before income taxes..................................    6.1     10.2
Income tax expense..........................................    1.5      3.5
                                                              -----    -----
Net income..................................................    4.6      6.7
Other comprehensive loss, net...............................   (0.6)    (6.0)
                                                              -----    -----
Comprehensive income........................................  $ 4.0    $ 0.7
                                                              =====    =====

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                UNAUDITED INTERIM CONDENSED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
                 SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                               2000     1999
                                                              ------   ------
                                                              ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $ 82.0   $ 71.3
Premiums....................................................    12.3      2.3
Net investment income.......................................    47.0     48.3
Net realized (losses)/gains on investments..................    (1.8)     1.2
Other Income................................................     7.5      3.1
                                                              ------   ------
                                                               147.0    126.2
                                                              ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    32.3     20.0
Interest credited to policyholders' account balances........    30.9     32.6
Amortization of deferred policy acquisition costs...........    28.1     20.0
Other operating costs and expenses..........................    44.3     39.2
                                                              ------   ------
                                                               135.6    111.8
                                                              ------   ------
Income before income taxes..................................    11.4     14.4
Income tax expense..........................................     3.4      5.0
                                                              ------   ------
Net income..................................................     8.0      9.4
Other comprehensive loss, net...............................  $ (1.3)  $ (9.5)
                                                              ------   ------
Comprehensive income (loss).................................  $  6.7   $ (0.1)
                                                              ======   ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                     UNAUDITED INTERIM CONDENSED STATEMENT
                       OF CHANGES IN SHAREHOLDER'S EQUITY
                      SIX-MONTH PERIOD ENDED JUNE 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                           STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                           ------   ---------   --------   -------------   -------------
Balance, December 31, 1999...............   $2.5     $199.7      $109.0        $(7.3)         $303.9
Comprehensive income:....................
  Net income                                                        8.0                          8.0
  Other comprehensive income:
     Unrealized losses on investments,
       net of unrealized gains,
       reclassification adjustments, and
       taxes.............................                                       (1.3)           (1.3)
                                                                                              ------
Comprehensive income.....................                                                        6.7
                                            ----     ------      ------        -----          ------
Balance, June 30, 2000...................   $2.5     $199.7      $117.0        $(8.6)         $310.6
                                            ====     ======      ======        =====          ======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

              UNAUDITED INTERIM CONDENSED STATEMENTS OF CASH FLOWS
                 SIX-MONTH PERIODS ENDED JUNE 30, 2000 AND 1999

                                                               2000      1999
                                                              -------   -------
                                                               ($ IN MILLIONS)
NET CASH (USED IN) OPERATING ACTIVITIES.....................  $ (76.4)  $ (23.0)
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................    102.8     138.6
  Mortgage loans on real estate.............................      7.3      12.0
  Other invested assets.....................................       --       3.7
Acquisitions of investments:
  Fixed maturities..........................................    (44.6)   (229.0)
  Mortgage loans on real estate.............................     (6.4)    (47.5)
  Real estate...............................................     (0.5)     (0.3)
  Other invested assets.....................................     (0.9)     (0.9)
  Policy loans, net.........................................     (6.3)     (2.4)
  Other, net................................................       --       0.3
                                                              -------   -------
Net cash provided by/(used in) investing activities.........  $  51.4   $(125.5)
                                                              -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES:
Note payable to affiliate...................................       --      50.5
Repayment of note to affiliate..............................     (1.0)     (0.5)
Receipts from annuity and universal life policies credited
  to policyholders' account balances........................    937.4     595.5
Return of policyholders' account balances on annuity and
  universal life policies...................................   (939.3)   (582.5)
                                                              -------   -------
Net cash (used in)/provided by financing activities.........     (2.9)     63.0
                                                              -------   -------
Net decrease in cash and cash equivalents...................    (27.9)    (85.5)
Cash and cash equivalents, beginning of year................     28.9     133.4
                                                              -------   -------
Cash and cash equivalents, end of period....................  $   1.0   $  47.9
                                                              =======   =======

  See accompanying notes to unaudited interim condensed financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

           NOTES TO UNAUDITED INTERIM CONDENSED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold in 49 states (not including New York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2. BASIS OF PRESENTATION

     The accompanying unaudited interim condensed financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented. These statements should be read in conjunction with the financial statements of the Company for the year ended December 31, 1999 in the Company's 1999 Annual Report on Form 10-K. The results of operations for the three-month and six-month periods ended June 30, 2000 are not necessarily indicative of the results to be expected for the full year.

3. FEDERAL INCOME TAXES

     Federal income taxes for interim periods have been computed using an estimated annual effective tax rate. This rate is revised, if necessary, at the end of each successive interim period to reflect the current estimate of the annual effective tax rate. In the second quarter to 2000, the effective tax rate was revised to reflect higher dividends received deductions.

4. COMMITMENTS AND CONTINGENCIES

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies in the 1980s and 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, the Goshen case,

                     MONY LIFE INSURANCE COMPANY OF AMERICA
being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole life or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgement on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The Company intends to defend itself vigorously against the sole remaining claim. There can be no assurance that the present litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its business. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of such matters cannot be predicted with certainty, in the opinion of management, any liability resulting from the resolution of these matters will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At June 30, 2000, the Company had a commitment outstanding of $0.6 million for fixed rate agricultural loan with periodic interest rate reset dates. The initial interest rate on the agricultural loan is 8.9%. There were no commitments outstanding for commercial mortgages as of June 30, 2000. The Company had commitments outstanding to purchase $15.3 million of private fixed maturity securities as of June 30, 2000 with interest rates ranging from 7.9% to 10.8%.

5. NOTE PAYABLE TO AFFILIATE

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of June 30, 2000 is $48.0 million.

6. INTERCOMPANY REINSURANCE AGREEMENTS

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At June 30, 2000 the Company recorded a payable of $5.7 million to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

            STANDARD LEDGER STATEMENT -- SUPPLEMENTAL FOOTNOTE PAGE
                           MONY CUSTOM ESTATE MASTER
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY
                     MONY LIFE INSURANCE COMPANY OF AMERICA

ADDITIONAL INFORMATION

     These policies have been tested for the possibility of classification as a modified endowment. This test is not a guarantee that a policy will not be classified as a modified endowment.

     This illustration has been checked against federal tax laws relating to their definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit option 2 to death benefit option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the policy is defined as a modified endowment policy, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a taxable distribution and a ten percent penalty may be added to any tax on the distribution. Please consult your tax advisor for advice.

                               GUIDELINE PREMIUMS

                                                                           DEATH
                                                                          BENEFIT   INITIAL GUIDELINE   INITIAL GUIDELINE
SEX   AGE     UNDERWRITING CLASS     SEX    AGE     UNDERWRITING CLASS    OPTION     SINGLE PREMIUM      ANNUAL PREMIUM
---   ---     ------------------     ---    ---     ------------------    -------   -----------------   -----------------
Male  45    Preferred Non-smoker    Female  45    Preferred Non-smoker       1         $28,430.07           $2,418.56
Male  45    Standard Smoker         Female  45    Standard Smoker            1         $34,023.09           $2,879.52
Male  45    Preferred Non-smoker    Female  45    Preferred Non-smoker       2         $28,430.07           $9,457.00
Male  35    Preferred Non-smoker    Female  35    Preferred Non-smoker       1         $17,441.09           $1,517.79
Male  55    Preferred Non-smoker    Female  55    Preferred Non-smoker       1         $46,935.63           $4,055.37

     Values shown on these illustrations are based on a Specified Amount of $200,000 and on a policyowner tax bracket of 0%.

     Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the policy year and reflect the effect of all loans and surrenders. The death proceeds, fund value and value upon surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The policy's cash value is net of any applicable surrender charge.

     Premiums less the following deductions are added to the fund value:

     1.  A premium tax charge of 2.25% of gross premiums in all policy years.

     2. A sales charge on the gross premiums. The sales charges equal 6% of each premium dollar paid up to the Target Premium, in years 1-10, 3% of premium paid in excess of Target Premium in years 1-10, and 3% of all premiums after the tenth Policy year.

     3.  A DAC tax charge of 1.50% of gross premiums in all policy years.

     Those columns assuming guaranteed charges use the current monthly mortality charges, current monthly administrative charges, current charges for mortality and expense risks, current charges for rider benefits, if any, and current premium sales charge ("current charges" for the first year) as well as the assumed hypothetical gross annual investment return indicated. Thereafter these columns use guaranteed monthly mortality charges, guaranteed monthly administrative charges, guaranteed charges for mortality and expense risks, guaranteed charges for rider benefits if any, guaranteed maximum premium sales charge, and the assumed hypothetical gross annual investment return indicated. Those columns assuming current charges are based upon "current charges" and the assumed hypothetical gross annual investment return indicated.

     The current charges declared by MONY Life Insurance Company of America are guaranteed for the first policy year and apply to policies issued as of the illustration preparation date and could change between the preparation date and the date the policy is issued. After the first policy year, current charges are not guaranteed, and may be changed at the discretion of MONY Life Insurance Company of America.

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
           NET
POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      784   200,000         0      784   200,000         0      784   200,000
   5       1,220     3,039    3,771   200,000     3,039    3,771   200,000     3,091    3,822   200,000
   10      1,220     6,950    7,072   200,000     6,950    7,072   200,000     7,235    7,357   200,000
   20      1,220    12,731   12,731   200,000    12,731   12,731   200,000    14,948   14,948   200,000
@ Age 70   1,220    10,752   10,752   200,000    10,752   10,752   200,000    16,720   16,720   200,000
@ Age 85  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90  LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 36 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                       D-4

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                                 0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    1,220      1,281         0     784    200,000        0     784    200,000        0     784    200,000
  2    1,220      2,625       456   1,553    200,000      456   1,553    200,000      461   1,559    200,000
  3    1,220      4,037     1,332   2,308    200,000    1,332   2,308    200,000    1,348   2,324    200,000
  4    1,220      5,520     2,194   3,048    200,000    2,194   3,048    200,000    2,225   3,078    200,000
  5    1,220      7,077     3,039   3,771    200,000    3,039   3,771    200,000    3,091   3,822    200,000
  6    1,220      8,711     3,867   4,476    200,000    3,867   4,476    200,000    3,945   4,555    200,000
  7    1,220     10,428     4,674   5,162    200,000    4,674   5,162    200,000    4,788   5,276    200,000
  8    1,220     12,230     5,459   5,825    200,000    5,459   5,825    200,000    5,618   5,984    200,000
  9    1,220     14,122     6,219   6,463    200,000    6,219   6,463    200,000    6,434   6,678    200,000
 10    1,220     16,109     6,950   7,072    200,000    6,950   7,072    200,000    7,235   7,357    200,000
 11    1,220     18,195     7,900   7,900    200,000    7,900   7,900    200,000    8,267   8,267    200,000
 12    1,220     20,385     8,688   8,688    200,000    8,688   8,688    200,000    9,153   9,153    200,000
 13    1,220     22,685     9,433   9,433    200,000    9,433   9,433    200,000   10,011  10,011    200,000
 14    1,220     25,100    10,129  10,129    200,000   10,129  10,129    200,000   10,837  10,837    200,000
 15    1,220     27,636    10,771  10,771    200,000   10,771  10,771    200,000   11,629  11,629    200,000
 16    1,220     30,299    11,348  11,348    200,000   11,348  11,348    200,000   12,384  12,384    200,000
 17    1,220     33,094    11,850  11,850    200,000   11,850  11,850    200,000   13,097  13,097    200,000
 18    1,220     36,030    12,260  12,260    200,000   12,260  12,260    200,000   13,764  13,764    200,000
 19    1,220     39,112    12,561  12,561    200,000   12,561  12,561    200,000   14,383  14,383    200,000
 20    1,220     42,348    12,731  12,731    200,000   12,731  12,731    200,000   14,948  14,948    200,000
 21    1,220     45,746    12,746  12,746    200,000   12,746  12,746    200,000   15,456  15,456    200,000
 22    1,220     49,314    12,585  12,585    200,000   12,585  12,585    200,000   15,896  15,896    200,000
 23    1,220     53,061    12,220  12,220    200,000   12,220  12,220    200,000   16,254  16,254    200,000
 24    1,220     56,994    11,623  11,623    200,000   11,623  11,623    200,000   16,529  16,529    200,000
 25    1,220     61,125    10,752  10,752    200,000   10,752  10,752    200,000   16,720  16,720    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                       D-5

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,220    65,462     9,551   9,551    200,000    9,551   9,551    200,000   16,805  16,805    200,000
 27     1,220    70,016     7,946   7,946    200,000    7,946   7,946    200,000   16,770  16,770    200,000
 28     1,220    74,797     5,834   5,834    200,000    5,834   5,834    200,000   16,591  16,591    200,000
 29     1,220    79,818     3,091   3,091    200,000    3,091   3,091    200,000   16,214  16,214    200,000
 30     1,220    85,089    LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   15,595  15,595    200,000
 31     1,220    90,625                                                            14,707  14,707    200,000
 32     1,220    96,436                                                            13,499  13,499    200,000
 33     1,220    102,539                                                           11,907  11,907    200,000
 34     1,220    108,947                                                            9,855   9,855    200,000
 35     1,220    115,675                                                            7,256   7,256    200,000
 36     1,220    122,739                                                            4,004   4,004    200,000
 37         0    128,876                                                           LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                        GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    ---------------------------   ---------------------------   --------------------------
                         0.00% (-.75% NET)             6.00% (5.25% NET)            6.00% (5.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND      DEATH      CASH     FUND      DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS
   1       1,220         0      784     200,000        0      840     200,000        0      840   200,000
   5       1,220     3,039    3,771     200,000    3,829    4,561     200,000    3,885    4,617   200,000
   10      1,220     6,950    7,072     200,000    9,925   10,047     200,000   10,262   10,384   200,000
   20      1,220    12,731   12,731     200,000   25,844   25,844     200,000   28,731   28,731   200,000
@ Age 70   1,220    10,752   10,752     200,000   32,295   32,295     200,000   39,973   39,973   200,000
@ Age 85   1,220    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   59,747   59,747   200,000
@ Age 90   1,220    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   23,698   23,698   200,000

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 36 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 46 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                       D-7

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                           GUARANTEED CHARGES                        CURRENT CHARGES
                           ---------------------------------------------------   ------------------------
                                 0.00% (-.75% NET)          6.00% (5.25% NET)          6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
  1     1,220     1,281         0     784  200,000         0     840  200,000         0     840  200,000
  2     1,220     2,625       456   1,553  200,000       617   1,715  200,000       623   1,721  200,000
  3     1,220     4,037     1,332   2,308  200,000     1,650   2,626  200,000     1,667   2,642  200,000
  4     1,220     5,520     2,194   3,048  200,000     2,721   3,574  200,000     2,754   3,607  200,000
  5     1,220     7,077     3,039   3,771  200,000     3,829   4,561  200,000     3,885   4,617  200,000
  6     1,220     8,711     3,867   4,476  200,000     4,975   5,585  200,000     5,063   5,673  200,000
  7     1,220    10,428     4,674   5,162  200,000     6,159   6,647  200,000     6,288   6,776  200,000
  8     1,220    12,230     5,459   5,825  200,000     7,380   7,746  200,000     7,563   7,928  200,000
  9     1,220    14,122     6,219   6,463  200,000     8,636   8,880  200,000     8,887   9,131  200,000
 10     1,220    16,109     6,950   7,072  200,000     9,925  10,047  200,000    10,262  10,384  200,000
 11     1,220    18,195     7,900   7,900  200,000    11,506  11,506  200,000    11,946  11,946  200,000
 12     1,220    20,385     8,688   8,688  200,000    13,006  13,006  200,000    13,571  13,571  200,000
 13     1,220    22,685     9,433   9,433  200,000    14,545  14,545  200,000    15,256  15,256  200,000
 14     1,220    25,100    10,129  10,129  200,000    16,120  16,120  200,000    17,002  17,002  200,000
 15     1,220    27,636    10,771  10,771  200,000    17,725  17,725  200,000    18,808  18,808  200,000
 16     1,220    30,299    11,348  11,348  200,000    19,354  19,354  200,000    20,675  20,675  200,000
 17     1,220    33,094    11,850  11,850  200,000    20,996  20,996  200,000    22,602  22,602  200,000
 18     1,220    36,030    12,260  12,260  200,000    22,638  22,638  200,000    24,587  24,587  200,000
 19     1,220    39,112    12,561  12,561  200,000    24,260  24,260  200,000    26,630  26,630  200,000
 20     1,220    42,348    12,731  12,731  200,000    25,844  25,844  200,000    28,731  28,731  200,000
 21     1,220    45,746    12,746  12,746  200,000    27,365  27,365  200,000    30,889  30,889  200,000
 22     1,220    49,314    12,585  12,585  200,000    28,800  28,800  200,000    33,097  33,097  200,000
 23     1,220    53,061    12,220  12,220  200,000    30,123  30,123  200,000    35,345  35,345  200,000
 24     1,220    56,994    11,623  11,623  200,000    31,302  31,302  200,000    37,637  37,637  200,000
 25     1,220    61,125    10,752  10,752  200,000    32,295  32,295  200,000    39,973  39,973  200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                      D-8

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                        CURRENT CHARGES
                           ---------------------------------------------------   ------------------------
                             0.00% (-.75% NET)          6.00% (5.25% NET)          6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH    FUND    DEATH      CASH    FUND    DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS   VALUE   VALUE   PROCEEDS
 26     1,220     65,462    9,551   9,551  200,000    33,046  33,046  200,000    42,339  42,339  200,000
 27     1,220     70,016    7,946   7,946  200,000    33,479  33,479  200,000    44,726  44,726  200,000
 28     1,220     74,797    5,834   5,834  200,000    33,491  33,491  200,000    47,117  47,117  200,000
 29     1,220     79,818    3,091   3,091  200,000    32,960  32,960  200,000    49,468  49,468  200,000
 30     1,220     85,089   LAPSED  LAPSED   LAPSED    31,738  31,738  200,000    51,748  51,748  200,000
 31     1,220     90,625                              29,659  29,659  200,000    53,936  53,936  200,000
 32     1,220     96,436                              26,526  26,526  200,000    55,995  55,995  200,000
 33     1,220    102,539                              22,108  22,108  200,000    57,877  57,877  200,000
 34     1,220    108,947                              16,108  16,108  200,000    59,526  59,526  200,000
 35     1,220    115,675                               8,129   8,129  200,000    60,879  60,879  200,000
 36     1,220    122,739                              LAPSED  LAPSED   LAPSED    61,859  61,859  200,000
 37     1,220    130,157                                                         62,384  62,384  200,000
 38     1,220    137,945                                                         62,356  62,356  200,000
 39     1,220    146,123                                                         61,557  61,557  200,000
 40     1,220    154,710                                                         59,747  59,747  200,000
 41     1,220    163,726                                                         56,736  56,736  200,000
 42     1,220    173,194                                                         52,171  52,171  200,000
 43     1,220    183,134                                                         45,616  45,616  200,000
 44     1,220    193,571                                                         36,399  36,399  200,000
 45     1,220    204,531                                                         23,698  23,698  200,000
 46     1,220    216,038                                                          6,383   6,383  200,000
 47         0    226,840                                                         LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                       D-9

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                        GUARANTEED CHARGES*           GUARANTEED CHARGES**            CURRENT CHARGES***
                    ---------------------------   ----------------------------   ----------------------------
                       0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND      DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       1,323         0      876     200,000         0       999   200,000          0       999   200,000
   5       1,323     3,428    4,221     200,000     5,336     6,130   200,000      5,398     6,191   200,000
   10      1,323     7,817    7,949     200,000    15,927    16,059   200,000     16,324    16,456   200,000
   20      1,323    14,448   14,448     200,000    61,553    61,553   200,000     64,679    64,679   200,000
@ Age 70   1,323    12,911   12,911     200,000   105,845   105,845   200,000    113,582   113,582   200,000
@ Age 85   1,323    LAPSED   LAPSED      LAPSED   508,652   508,652   534,084    563,513   563,513   591,688
@ Age 90   1,323    LAPSED   LAPSED      LAPSED   828,345   828,345   869,763    933,169   933,169   979,828

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------    -------------------------
                                Signature of Applicant or Policyowner                     Date

                                ------------------------------------------------------    -------------------------
                                Signature of Applicant or Policyowner                     Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                -----------------------------------------------------      -------------------------
                                Signature of Representative                                Date


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                                      D-10

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                GUARANTEED CHARGES                                 CURRENT CHARGES
                           ------------------------------------------------------------   ---------------------------------
                              0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
  1     1,323     1,389         0     876  200,000            0         999     200,000           0         999     200,000
  2     1,323     2,847       546   1,736  200,000          910       2,100     200,000         916       2,107     200,000
  3     1,323     4,379     1,523   2,581  200,000        2,257       3,315     200,000       2,274       3,332     200,000
  4     1,323     5,986     2,484   3,410  200,000        3,728       4,654     200,000       3,763       4,689     200,000
  5     1,323     7,675     3,428   4,221  200,000        5,336       6,130     200,000       5,398       6,191     200,000
  6     1,323     9,447     4,352   5,014  200,000        7,094       7,756     200,000       7,192       7,853     200,000
  7     1,323    11,309     5,256   5,785  200,000        9,017       9,546     200,000       9,162       9,691     200,000
  8     1,323    13,263     6,137   6,534  200,000       11,118      11,515     200,000      11,328      11,725     200,000
  9     1,323    15,315     6,992   7,256  200,000       13,416      13,680     200,000      13,708      13,972     200,000
 10     1,323    17,470     7,817   7,949  200,000       15,927      16,059     200,000      16,324      16,456     200,000
 11     1,323    19,732     8,863   8,863  200,000       18,945      18,945     200,000      19,471      19,471     200,000
 12     1,323    22,108     9,737   9,737  200,000       22,115      22,115     200,000      22,800      22,800     200,000
 13     1,323    24,602    10,566  10,566  200,000       25,597      25,597     200,000      26,472      26,472     200,000
 14     1,323    27,221    11,347  11,347  200,000       29,422      29,422     200,000      30,508      30,508     200,000
 15     1,323    29,971    12,072  12,072  200,000       33,623      33,623     200,000      34,937      34,937     200,000
 16     1,323    32,858    12,732  12,732  200,000       38,232      38,232     200,000      39,805      39,805     200,000
 17     1,323    35,890    13,317  13,317  200,000       43,289      43,289     200,000      45,157      45,157     200,000
 18     1,323    39,074    13,811  13,811  200,000       48,832      48,832     200,000      51,041      51,041     200,000
 19     1,323    42,416    14,195  14,195  200,000       54,903      54,903     200,000      57,520      57,520     200,000
 20     1,323    45,926    14,448  14,448  200,000       61,553      61,553     200,000      64,679      64,679     200,000
 21     1,323    49,611    14,549  14,549  200,000       68,836      68,836     200,000      72,601      72,601     200,000
 22     1,323    53,481    14,473  14,473  200,000       76,822      76,822     200,000      81,352      81,352     200,000
 23     1,323    57,544    14,196  14,196  200,000       85,587      85,587     200,000      91,019      91,019     200,000
 24     1,323    61,810    13,689  13,689  200,000       95,227      95,227     200,000     101,720     101,720     200,000
 25     1,323    66,289    12,911  12,911  200,000      105,845     105,845     200,000     113,582     113,582     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                                      D-11

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                GUARANTEED CHARGES                                 CURRENT CHARGES
                           ------------------------------------------------------------   ---------------------------------
                              0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26     1,323    70,992    11,807  11,807  200,000      117,566     117,566     200,000     126,739     126,739     200,000
 27     1,323    75,931    10,303  10,303  200,000      130,537     130,537     200,000     141,352     141,352     200,000
 28     1,323    81,116     8,300   8,300  200,000      144,939     144,939     200,000     157,604     157,604     200,000
 29     1,323    86,561     5,674   5,674  200,000      161,005     161,005     200,000     175,706     175,706     200,000
 30     1,323    92,278     2,288   2,288  200,000      179,042     179,042     200,000     195,901     195,901     209,614
 31     1,323    98,281    LAPSED  LAPSED   LAPSED      199,406     199,406     209,376     218,335     218,335     229,252
 32     1,323   104,584                                 222,003     222,003     233,103     243,170     243,170     255,328
 33     1,323   111,202                                 246,953     246,953     259,300     270,654     270,654     284,186
 34     1,323   118,151                                 274,483     274,483     288,208     301,060     301,060     316,113
 35     1,323   125,448                                 304,840     304,840     320,082     334,686     334,686     351,421
 36     1,323   133,109                                 338,285     338,285     355,199     371,859     371,859     390,452
 37     1,323   141,153                                 375,093     375,093     393,848     412,933     412,933     433,579
 38     1,323   149,600                                 415,553     415,553     436,331     458,295     458,295     481,209
 39     1,323   158,469                                 459,967     459,967     482,965     508,345     508,345     533,762
 40     1,323   167,781                                 508,652     508,652     534,084     563,513     563,513     591,688
 41     1,323   177,559                                 561,941     561,941     590,039     624,272     624,272     655,485
 42     1,323   187,826                                 620,186     620,186     651,195     691,105     691,105     725,661
 43     1,323   198,606                                 683,749     683,749     717,937     764,525     764,525     802,751
 44     1,323   209,925                                 753,009     753,009     790,660     845,035     845,035     887,287
 45     1,323   221,811                                 828,345     828,345     869,763     933,169     933,169     979,828
 46     1,323   234,290                                 910,133     910,133     955,639   1,029,472   1,029,472   1,080,946
 47     1,323   247,393                               1,001,198   1,001,198   1,041,245   1,136,221   1,136,221   1,181,670
 48     1,323   261,152                               1,103,166   1,103,166   1,136,261   1,255,059   1,255,059   1,292,711
 49     1,323   275,599                               1,218,081   1,218,081   1,242,442   1,388,172   1,388,172   1,415,935
 50     1,323   290,767                               1,348,624   1,348,624   1,362,110   1,538,085   1,538,085   1,553,466

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                                      D-12

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                GUARANTEED CHARGES                                 CURRENT CHARGES
                           ------------------------------------------------------------   ---------------------------------
                             0.00% (-.75% NET)              12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51     1,323    306,695                              1,492,374   1,492,374   1,507,297   1,703,794   1,703,794   1,720,832
 52     1,323    323,418                              1,650,054   1,650,054   1,666,555   1,886,851   1,886,851   1,905,720
 53     1,323    340,978                              1,821,428   1,821,428   1,839,642   2,089,117   2,089,117   2,110,008
 54     1,323    359,416                              2,007,836   2,007,836   2,027,914   2,312,558   2,312,558   2,335,684
 55     1,323    378,776                              2,213,192   2,213,192   2,235,323   2,559,344   2,559,344   2,584,937

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                                      D-13

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                        GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    ---------------------------   ---------------------------   ---------------------------
                        0.00% (-.75% NET)             0.00% (-.75% NET)             0.00% (-.75% NET)
            NET
 POLICY   PREMIUM    CASH     FUND      DEATH      CASH     FUND      DEATH      CASH     FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS
   1       1,798         0    1,299     200,000        0    1,299     200,000        0    1,299     200,000
   5       1,798     5,087    6,166     200,000    5,087    6,166     200,000    5,168    6,247     200,000
   10      1,798    11,063   11,243     200,000   11,063   11,243     200,000   11,406   11,586     200,000
   20      1,798    16,615   16,615     200,000   16,615   16,615     200,000   19,015   19,015     200,000
@ Age 70   1,798    10,336   10,336     200,000   10,336   10,336     200,000   17,765   17,765     200,000
@ Age 85       0    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED
@ Age 90       0    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 32 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                               Date




Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                                      D-14

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1     1,798     1,888         0   1,299    200,000        0   1,299    200,000        0   1,299    200,000
  2     1,798     3,870       947   2,565    200,000      947   2,565    200,000      959   2,577    200,000
  3     1,798     5,951     2,362   3,800    200,000    2,362   3,800    200,000    2,392   3,831    200,000
  4     1,798     8,137     3,743   5,002    200,000    3,743   5,002    200,000    3,796   5,055    200,000
  5     1,798    10,431     5,087   6,166    200,000    5,087   6,166    200,000    5,168   6,247    200,000
  6     1,798    12,841     6,390   7,289    200,000    6,390   7,289    200,000    6,503   7,402    200,000
  7     1,798    15,371     7,645   8,365    200,000    7,645   8,365    200,000    7,800   8,519    200,000
  8     1,798    18,027     8,848   9,387    200,000    8,848   9,387    200,000    9,052   9,592    200,000
  9     1,798    20,816     9,990  10,350    200,000    9,990  10,350    200,000   10,257  10,616    200,000
 10     1,798    23,745    11,063  11,243    200,000   11,063  11,243    200,000   11,406  11,586    200,000
 11     1,798    26,820    12,328  12,328    200,000   12,328  12,328    200,000   12,752  12,752    200,000
 12     1,798    30,049    13,325  13,325    200,000   13,325  13,325    200,000   13,837  13,837    200,000
 13     1,798    33,439    14,227  14,227    200,000   14,227  14,227    200,000   14,827  14,827    200,000
 14     1,798    36,999    15,025  15,025    200,000   15,025  15,025    200,000   15,730  15,730    200,000
 15     1,798    40,736    15,707  15,707    200,000   15,707  15,707    200,000   16,539  16,539    200,000
 16     1,798    44,661    16,259  16,259    200,000   16,259  16,259    200,000   17,250  17,250    200,000
 17     1,798    48,782    16,657  16,657    200,000   16,657  16,657    200,000   17,858  17,858    200,000
 18     1,798    53,109    16,872  16,872    200,000   16,872  16,872    200,000   18,357  18,357    200,000
 19     1,798    57,652    16,870  16,870    200,000   16,870  16,870    200,000   18,745  18,745    200,000
 20     1,798    62,422    16,615  16,615    200,000   16,615  16,615    200,000   19,015  19,015    200,000
 21     1,798    67,431    16,071  16,071    200,000   16,071  16,071    200,000   19,163  19,163    200,000
 22     1,798    72,691    15,207  15,207    200,000   15,207  15,207    200,000   19,113  19,113    200,000
 23     1,798    78,213    13,991  13,991    200,000   13,991  13,991    200,000   18,872  18,872    200,000
 24     1,798    84,012    12,385  12,385    200,000   12,385  12,385    200,000   18,430  18,430    200,000
 25     1,798    90,100    10,336  10,336    200,000   10,336  10,336    200,000   17,765  17,765    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,798    96,493     7,763   7,763    200,000    7,763   7,763    200,000   16,824  16,824    200,000
 27     1,798   103,205     4,549   4,549    200,000    4,549   4,549    200,000   15,598  15,598    200,000
 28     1,798   110,253       543     543    200,000      543     543    200,000   14,034  14,034    200,000
 29     1,798   117,654    LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   11,985  11,985    200,000
 30     1,798   125,424                                                             9,352   9,352    200,000
 31     1,798   133,583                                                             6,103   6,103    200,000
 32     1,798   142,150                                                             2,102   2,102    200,000
 33         0   149,258                                                            LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                                      D-16

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,798         0    1,299   200,000         0    1,386   200,000         0    1,386   200,000
   5       1,798     5,087    6,166   200,000     6,358    7,486   200,000     6,446    7,525   200,000
   10      1,798    11,063   11,243   200,000    15,846   16,026   200,000    16,257   16,436   200,000
   20      1,798    16,615   16,615   200,000    36,869   36,869   200,000    39,909   39,909   200,000
@ Age 70   1,798    10,336   10,336   200,000    43,198   43,198   200,000    52,169   52,169   200,000
@ Age 85   1,798    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    37,759   37,759   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 36 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 42 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------    -------------------------
                                Signature of Applicant or Policyowner                     Date

                                ------------------------------------------------------    -------------------------
                                Signature of Applicant or Policyowner                     Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------    -------------------------
                                Signature of Representative                               Date



Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           6.00% (5.25% NET)           6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    1,798      1,888         0   1,299    200,000        0   1,386    200,000        0   1,386    200,000
  2    1,798      3,870       947   2,565    200,000    1,203   2,821    200,000    1,215   2,833    200,000
  3    1,798      5,951     2,362   3,800    200,000    2,870   4,308    200,000    2,901   4,340    200,000
  4    1,798      8,137     3,743   5,002    200,000    4,588   5,847    200,000    4,646   5,904    200,000
  5    1,798     10,431     5,087   6,166    200,000    6,358   7,436    200,000    6,446   7,525    200,000
  6    1,798     12,841     6,390   7,289    200,000    8,175   9,074    200,000    8,303   9,202    200,000
  7    1,798     15,371     7,645   8,365    200,000   10,038  10,757    200,000   10,215  10,934    200,000
  8    1,798     18,027     8,848   9,387    200,000   11,941  12,481    200,000   12,180  12,719    200,000
  9    1,798     20,816     9,990  10,350    200,000   13,880  14,239    200,000   14,195  14,555    200,000
 10    1,798     23,745    11,063  11,243    200,000   15,846  16,026    200,000   16,257  16,436    200,000
 11    1,798     26,820    12,328  12,328    200,000   18,113  18,113    200,000   18,629  18,629    200,000
 12    1,798     30,049    13,325  13,325    200,000   20,228  20,228    200,000   20,862  20,862    200,000
 13    1,798     33,439    14,227  14,227    200,000   22,366  22,366    200,000   23,124  23,124    200,000
 14    1,798     36,999    15,025  15,025    200,000   24,519  24,519    200,000   25,424  25,424    200,000
 15    1,798     40,736    15,707  15,707    200,000   26,679  26,679    200,000   27,760  27,760    200,000
 16    1,798     44,661    16,259  16,259    200,000   28,831  28,831    200,000   30,130  30,130    200,000
 17    1,798     48,782    16,657  16,657    200,000   30,956  30,956    200,000   32,530  32,530    200,000
 18    1,798     53,109    16,872  16,872    200,000   33,026  33,026    200,000   34,961  34,961    200,000
 19    1,798     57,652    16,870  16,870    200,000   35,008  35,008    200,000   37,421  37,421    200,000
 20    1,798     62,422    16,615  16,615    200,000   36,869  36,869    200,000   39,909  39,909    200,000
 21    1,798     67,431    16,071  16,071    200,000   38,576  38,576    200,000   42,426  42,426    200,000
 22    1,798     72,691    15,207  15,207    200,000   40,096  40,096    200,000   44,908  44,908    200,000
 23    1,798     78,213    13,991  13,991    200,000   41,400  41,400    200,000   47,363  47,363    200,000
 24    1,798     84,012    12,385  12,385    200,000   42,451  42,451    200,000   49,788  49,788    200,000
 25    1,798     90,100    10,336  10,336    200,000   43,198  43,198    200,000   52,169  52,169    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                                      D-18

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           6.00% (5.25% NET)           6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,798    96,493     7,763   7,763    200,000   43,567  43,567    200,000   54,466  54,466    200,000
 27     1,798   103,205     4,549   4,549    200,000   43,450  43,450    200,000   56,677  56,677    200,000
 28     1,798   110,253       543     543    200,000   42,712  42,712    200,000   58,764  58,764    200,000
 29     1,798   117,654    LAPSED  LAPSED     LAPSED   41,187  41,187    200,000   60,622  60,622    200,000
 30     1,798   125,424                                38,680  38,680    200,000   62,178  62,178    200,000
 31     1,798   133,583                                34,967  34,967    200,000   63,414  63,414    200,000
 32     1,798   142,150                                29,796  29,796    200,000   64,238  64,238    200,000
 33     1,798   151,146                                22,867  22,867    200,000   64,549  64,549    200,000
 34     1,798   160,591                                13,795  13,795    200,000   64,226  64,226    200,000
 35     1,798   170,508                                 2,050   2,050    200,000   63,127  63,127    200,000
 36     1,798   180,921                                LAPSED  LAPSED     LAPSED   61,106  61,106    200,000
 37     1,798   191,855                                                            57,938  57,938    200,000
 38     1,798   203,336                                                            53,368  53,368    200,000
 39     1,798   215,390                                                            46,858  46,858    200,000
 40     1,798   228,048                                                            37,759  37,759    200,000
 41     1,798   241,338                                                            25,575  25,575    200,000
 42     1,798   255,293                                                             9,165   9,165    200,000
 43         0   268,057                                                            LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,797.92-Premium Mode: Annual-Riders: None

                                      D-19

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
                       0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1       1,932         0    1,419   200,000            0       1,608     200,000           0       1,608     200,000
   5       1,932     5,593    6,752   200,000        8,603       9,762     200,000       8,701       9,860     200,000
   10      1,932    12,196   12,389   200,000       24,984      25,178     200,000      25,476      25,669     200,000
   20      1,932    18,908   18,908   200,000       91,845      91,845     200,000      94,631      94,631     200,000
@ Age 70   1,932    13,304   13,304   200,000      158,601     158,601     200,000     165,137     165,137     200,000
@ Age 85   1,932    LAPSED   LAPSED    LAPSED      768,789     768,789     807,229     811,135     811,135     851,692
@ Age 90   1,932    LAPSED   LAPSED    LAPSED    1,246,741   1,246,741   1,309,078   1,326,611   1,326,611   1,392,941

* Policy lapses in policy year 29 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date



Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                              GUARANTEED CHARGES                              CURRENT CHARGES
                           ---------------------------------------------------------   -----------------------------
                               0.00% (-.75% NET)            12.00% (11.25% NET)             12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND       DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
  1     1,932     2,029         0    1,419   200,000          0     1,608   200,000          0     1,608     200,000
  2     1,932     4,159     1,064    2,803   200,000      1,631     3,370   200,000      1,644     3,383     200,000
  3     1,932     6,395     2,610    4,156   200,000      3,761     5,306   200,000      3,794     5,340     200,000
  4     1,932     8,744     4,121    5,473   200,000      6,079     7,431   200,000      6,140     7,493     200,000
  5     1,932    11,210     5,593    6,752   200,000      8,603     9,762   200,000      8,701     9,860     200,000
  6     1,932    13,799     7,023    7,989   200,000     11,351    12,317   200,000     11,495    12,461     200,000
  7     1,932    16,518     8,404    9,177   200,000     14,342    15,115   200,000     14,544    15,317     200,000
  8     1,932    19,372     9,732   10,312   200,000     17,596    18,176   200,000     17,874    18,453     200,000
  9     1,932    22,369    10,999   11,385   200,000     21,136    21,522   200,000     21,508    21,895     200,000
 10     1,932    25,517    12,196   12,389   200,000     24,984    25,178   200,000     25,476    25,669     200,000
 11     1,932    28,821    13,587   13,587   200,000     29,463    29,463   200,000     30,091    30,091     200,000
 12     1,932    32,291    14,698   14,698   200,000     34,148    34,148   200,000     34,933    34,933     200,000
 13     1,932    35,934    15,712   15,712   200,000     39,273    39,273   200,000     40,232    40,232     200,000
 14     1,932    39,759    16,623   16,623   200,000     44,883    44,883   200,000     46,015    46,015     200,000
 15     1,932    43,776    17,418   17,418   200,000     51,028    51,028   200,000     52,350    52,350     200,000
 16     1,932    47,994    18,083   18,083   200,000     57,761    57,761   200,000     59,296    59,296     200,000
 17     1,932    52,422    18,596   18,596   200,000     65,140    65,140   200,000     66,911    66,911     200,000
 18     1,932    57,072    18,927   18,927   200,000     73,229    73,229   200,000     75,271    75,271     200,000
 19     1,932    61,954    19,042   19,042   200,000     82,100    82,100   200,000     84,475    84,475     200,000
 20     1,932    67,080    18,908   18,908   200,000     91,845    91,845   200,000     94,631    94,631     200,000
 21     1,932    72,463    18,489   18,489   200,000    102,576   102,576   200,000    105,916   105,916     200,000
 22     1,932    78,115    17,753   17,753   200,000    114,430   114,430   200,000    118,412   118,412     200,000
 23     1,932    84,049    16,670   16,670   200,000    127,577   127,577   200,000    132,308   132,308     200,000
 24     1,932    90,280    15,205   15,205   200,000    142,220   142,220   200,000    147,805   147,805     200,000
 25     1,932    96,823    13,304   13,304   200,000    158,601   158,601   200,000    165,137   165,137     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None

                                      D-21

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                               GUARANTEED CHARGES                                 CURRENT CHARGES
                           -----------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26     1,932    103,693   10,888  10,888  200,000     177,010     177,010     203,562     184,526     184,526     212,205
 27     1,932    110,906    7,843   7,843  200,000     197,525     197,525     223,204     206,026     206,026     232,810
 28     1,932    118,480    4,022   4,022  200,000     220,218     220,218     244,442     229,842     229,842     255,125
 29     1,932    126,433   LAPSED  LAPSED   LAPSED     245,343     245,343     267,424     256,229     256,229     279,290
 30     1,932    134,783                               273,205     273,205     292,329     285,492     285,492     305,477
 31     1,932    143,551                               304,164     304,164     319,372     317,986     317,986     333,885
 32     1,932    152,758                               338,317     338,317     355,232     353,893     353,893     371,587
 33     1,932    162,424                               375,973     375,973     394,772     393,553     393,553     413,230
 34     1,932    172,574                               417,469     417,469     438,343     437,333     437,333     459,199
 35     1,932    183,231                               463,165     463,165     486,324     485,632     485,632     509,914
 36     1,932    194,422                               513,445     513,445     539,117     538,888     538,888     565,832
 37     1,932    206,171                               568,713     568,713     597,149     597,564     597,564     627,442
 38     1,932    218,509                               629,394     629,394     660,864     662,166     662,166     695,274
 39     1,932    231,463                               695,928     695,928     730,725     733,183     733,183     769,843
 40     1,932    245,065                               768,789     768,789     807,229     811,135     811,135     851,692
 41     1,932    259,346                               848,484     848,484     890,908     896,640     896,640     941,472
 42     1,932    274,342                               935,551     935,551     982,328     990,244     990,244   1,039,756
 43     1,932    290,088                             1,030,555   1,030,555   1,082,082   1,092,693   1,092,693   1,147,328
 44     1,932    306,621                             1,134,080   1,134,080   1,190,784   1,204,586   1,204,586   1,264,816
 45     1,932    323,981                             1,246,741   1,246,741   1,309,078   1,326,611   1,326,611   1,392,941
 46     1,932    342,209                             1,369,106   1,369,106   1,437,561   1,459,604   1,459,604   1,532,584
 47     1,932    361,348                             1,505,605   1,505,605   1,565,830   1,607,615   1,607,615   1,671,919
 48     1,932    381,444                             1,658,674   1,658,674   1,708,434   1,773,177   1,773,177   1,826,372
 49     1,932    402,545                             1,831,350   1,831,350   1,867,977   1,959,665   1,959,665   1,998,858
 50     1,932    424,701                             2,027,594   2,027,594   2,047,870   2,170,762   2,170,762   2,192,470

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None

                                      D-22

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                               GUARANTEED CHARGES                                 CURRENT CHARGES
                           -----------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)             12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH      CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51     1,932    447,965                             2,243,698   2,243,698   2,266,135   2,404,178   2,404,178   2,428,220
 52     1,932    472,392                             2,480,744   2,480,744   2,505,551   2,662,245   2,662,245   2,688,867
 53     1,932    498,040                             2,738,374   2,738,374   2,765,758   2,947,527   2,947,527   2,977,003
 54     1,932    524,971                             3,018,614   3,018,614   3,048,800   3,262,837   3,262,837   3,295,465
 55     1,932    553,248                             3,327,339   3,327,339   3,360,612   3,611,256   3,611,256   3,647,369

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,932.08-Premium Mode: Annual-Riders: None

                                      D-23

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                      0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      784   200,784         0      784   200,784         0      784   200,784
   5       1,220     3,038    3,770   203,770     3,038    3,770   203,770     3,090    3,822   203,822
   10      1,220     6,938    7,060   207,060     6,938    7,060   207,060     7,231    7,353   207,353
   20      1,220    12,500   12,500   212,500    12,500   12,500   212,500    14,838   14,838   214,838
@ Age 70   1,220    10,102   10,102   210,102    10,102   10,102   210,102    16,388   16,388   216,388
@ Age 85       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 36 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                      D-24

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    1,220      1,281         0     784    200,784        0     784    200,784        0     784    200,784
  2    1,220      2,625       456   1,553    201,553      456   1,553    201,553      461   1,559    201,559
  3    1,220      4,037     1,332   2,308    202,308    1,332   2,308    202,308    1,348   2,324    202,324
  4    1,220      5,520     2,194   3,047    203,047    2,194   3,047    203,047    2,225   3,078    203,078
  5    1,220      7,077     3,038   3,770    203,770    3,038   3,770    203,770    3,090   3,822    203,822
  6    1,220      8,711     3,865   4,474    204,474    3,865   4,474    204,474    3,945   4,555    204,555
  7    1,220     10,428     4,671   5,159    205,159    4,671   5,159    205,159    4,787   5,275    205,275
  8    1,220     12,230     5,454   5,820    205,820    5,454   5,820    205,820    5,617   5,983    205,983
  9    1,220     14,122     6,211   6,455    206,455    6,211   6,455    206,455    6,432   6,676    206,676
 10    1,220     16,109     6,938   7,060    207,060    6,938   7,060    207,060    7,231   7,353    207,353
 11    1,220     18,195     7,882   7,882    207,882    7,882   7,882    207,882    8,262   8,262    208,262
 12    1,220     20,385     8,663   8,663    208,663    8,663   8,663    208,663    9,145   9,145    209,145
 13    1,220     22,685     9,399   9,399    209,399    9,399   9,399    209,399    9,998   9,998    209,998
 14    1,220     25,100    10,083  10,083    210,083   10,083  10,083    210,083   10,819  10,819    210,819
 15    1,220     27,636    10,708  10,708    210,708   10,708  10,708    210,708   11,604  11,604    211,604
 16    1,220     30,299    11,265  11,265    211,265   11,265  11,265    211,265   12,348  12,348    212,348
 17    1,220     33,094    11,741  11,741    211,741   11,741  11,741    211,741   13,048  13,048    213,048
 18    1,220     36,030    12,119  12,119    212,119   12,119  12,119    212,119   13,699  13,699    213,699
 19    1,220     39,112    12,380  12,380    212,380   12,380  12,380    212,380   14,297  14,297    214,297
 20    1,220     42,348    12,500  12,500    212,500   12,500  12,500    212,500   14,838  14,838    214,838
 21    1,220     45,746    12,455  12,455    212,455   12,455  12,455    212,455   15,316  15,316    215,316
 22    1,220     49,314    12,221  12,221    212,221   12,221  12,221    212,221   15,720  15,720    215,720
 23    1,220     53,061    11,773  11,773    211,773   11,773  11,773    211,773   16,033  16,033    216,033
 24    1,220     56,994    11,080  11,080    211,080   11,080  11,080    211,080   16,257  16,257    216,257
 25    1,220     61,125    10,102  10,102    210,102   10,102  10,102    210,102   16,388  16,388    216,388

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                      D-25

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     1,220    65,462     8,788   8,788    208,788    8,788   8,788    208,788   16,404  16,404    216,404
 27     1,220    70,016     7,065   7,065    207,065    7,065   7,065    207,065   16,289  16,289    216,289
 28     1,220    74,797     4,842   4,842    204,842    4,842   4,842    204,842   16,018  16,018    216,018
 29     1,220    79,818     2,012   2,012    202,012    2,012   2,012    202,012   15,532  15,532    215,532
 30     1,220    85,089    LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   14,787  14,787    214,787
 31     1,220    90,625                                                            13,758  13,758    213,758
 32     1,220    96,436                                                            12,394  12,394    212,394
 33     1,220   102,539                                                            10,636  10,636    210,636
 34     1,220   108,947                                                             8,417   8,417    208,417
 35     1,220   115,675                                                             5,662   5,662    205,662
 36     1,220   122,739                                                             2,289   2,289    202,289
 37         0   128,876                                                            LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc, Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                      0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       1,220         0      784   200,784         0      840   200,840         0      840   200,840
   5       1,220     3,038    3,770   203,770     3,828    4,559   204,559     3,885    4,617   204,617
   10      1,220     6,938    7,060   207,060     9,908   10,030   210,030    10,256   10,378   210,378
   20      1,220    12,500   12,500   212,500    25,354   25,354   225,354    28,505   28,505   228,505
@ Age 70   1,220    10,102   10,102   210,102    30,502   30,502   230,502    39,138   39,138   239,138
@ Age 85   1,220    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    39,245   39,245   239,245
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 30 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 35 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 43 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date



Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                      D-27

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     1,220     1,281         0      784   200,784         0      840   200,840         0      840   200,840
  2     1,220     2,625       456    1,553   201,553       617    1,715   201,715       623    1,721   201,721
  3     1,220     4,037     1,332    2,308   202,308     1,650    2,626   202,626     1,667    2,642   202,642
  4     1,220     5,520     2,194    3,047   203,047     2,720    3,574   203,574     2,753    3,607   203,607
  5     1,220     7,077     3,038    3,770   203,770     3,828    4,559   204,559     3,885    4,617   204,617
  6     1,220     8,711     3,865    4,474   204,474     4,973    5,583   205,583     5,062    5,672   205,672
  7     1,220    10,428     4,671    5,159   205,159     6,155    6,643   206,643     6,287    6,775   206,775
  8     1,220    12,230     5,454    5,820   205,820     7,372    7,738   207,738     7,561    7,926   207,926
  9     1,220    14,122     6,211    6,455   206,455     8,624    8,868   208,868     8,883    9,127   209,127
 10     1,220    16,109     6,938    7,060   207,060     9,908   10,030   210,030    10,256   10,378   210,378
 11     1,220    18,195     7,882    7,882   207,882    11,480   11,480   211,480    11,938   11,938   211,938
 12     1,220    20,385     8,663    8,663   208,663    12,967   12,967   212,967    13,558   13,558   213,558
 13     1,220    22,685     9,399    9,399   209,399    14,489   14,489   214,489    15,236   15,236   215,236
 14     1,220    25,100    10,083   10,083   210,083    16,041   16,041   216,041    16,972   16,972   216,972
 15     1,220    27,636    10,708   10,708   210,708    17,615   17,615   217,615    18,765   18,765   218,765
 16     1,220    30,299    11,265   11,265   211,265    19,203   19,203   219,203    20,612   20,612   220,612
 17     1,220    33,094    11,741   11,741   211,741    20,791   20,791   220,791    22,512   22,512   222,512
 18     1,220    36,030    12,119   12,119   212,119    22,362   22,362   222,362    24,463   24,463   224,463
 19     1,220    39,112    12,380   12,380   212,380    23,891   23,891   223,891    26,462   26,462   226,462
 20     1,220    42,348    12,500   12,500   212,500    25,354   25,354   225,354    28,505   28,505   228,505
 21     1,220    45,746    12,455   12,455   212,455    26,719   26,719   226,719    30,590   30,590   230,590
 22     1,220    49,314    12,221   12,221   212,221    27,955   27,955   227,955    32,706   32,706   232,706
 23     1,220    53,061    11,773   11,773   211,773    29,027   29,027   229,027    34,836   34,836   234,836
 24     1,220    56,994    11,080   11,080   211,080    29,894   29,894   229,894    36,982   36,982   236,982
 25     1,220    61,125    10,102   10,102   210,102    30,502   30,502   230,502    39,138   39,138   239,138

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                           GUARANTEED CHARGES                      CURRENT CHARGES
                           --------------------------------------------------  ------------------------
                              0.00% (-.75% NET)         6.00% (5.25% NET)         6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND    DEATH     CASH    FUND    DEATH     CASH    FUND    DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS  VALUE   VALUE   PROCEEDS
 26     1,220     65,462    8,788   8,788  208,788   30,781  30,781  230,781   41,283  41,283  241,283
 27     1,220     70,016    7,065   7,065  207,065   30,638  30,638  230,638   43,398  43,398  243,398
 28     1,220     74,797    4,842   4,842  204,842   29,952  29,952  229,952   45,453  45,453  245,453
 29     1,220     79,818    2,012   2,012  202,012   28,580  28,580  228,580   47,385  47,385  247,385
 30     1,220     85,089   LAPSED  LAPSED   LAPSED   26,366  26,366  226,366   49,138  49,138  249,138
 31     1,220     90,625                             23,140  23,140  223,140   50,674  50,674  250,674
 32     1,220     96,436                             18,729  18,729  218,729   51,929  51,929  251,929
 33     1,220    102,539                             12,947  12,947  212,947   52,823  52,823  252,823
 34     1,220    108,947                              5,587   5,587  205,587   53,266  53,266  253,266
 35     1,220    115,675                             LAPSED  LAPSED   LAPSED   53,153  53,153  253,153
 36     1,220    122,739                                                       52,365  52,365  252,365
 37     1,220    130,157                                                       50,780  50,780  250,780
 38     1,220    137,945                                                       48,261  48,261  248,261
 39     1,220    146,123                                                       44,514  44,514  244,514
 40     1,220    154,710                                                       39,245  39,245  239,245
 41     1,220    163,726                                                       32,282  32,282  232,282
 42     1,220    173,194                                                       23,286  23,286  223,286
 43     1,220    183,134                                                       11,919  11,919  211,919
 44         0    192,291                                                       LAPSED  LAPSED   LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,219.73-Premium Mode: Annual-Riders: None

                                      D-29

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**            CURRENT CHARGES***
                    --------------------------   ----------------------------   ----------------------------
                        0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       1,323         0      876   200,876          0       999   200,999          0       999   200,999
   5       1,323     3,426    4,220   204,220      5,334     6,128   206,128      5,397     6,191   206,191
   10      1,323     7,803    7,936   207,936     15,898    16,030   216,030     16,315    16,447   216,447
   20      1,323    14,189   14,189   214,189     60,350    60,350   260,350     63,941    63,941   263,941
@ Age 70   1,323    12,166   12,166   212,166    100,148   100,148   300,148    110,276   110,276   310,276
@ Age 85   1,323    LAPSED   LAPSED    LAPSED    268,483   268,483   468,483    453,642   453,642   653,642
@ Age 90   1,323    LAPSED   LAPSED    LAPSED    252,535   252,535   452,535    661,426   661,426   861,426

* Policy lapses in policy year 31 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 51 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------  -------------------------
                                Signature of Applicant or Policyowner                   Date

                                ------------------------------------------------------  -------------------------
                                Signature of Applicant or Policyowner                   Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------  -------------------------
                                Signature of Representative                             Date



Age 45 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 45 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                               CURRENT CHARGES
                           -------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
  1     1,323     1,389         0      876   200,876         0      999   200,999            0         999     200,999
  2     1,323     2,847       546    1,736   201,736       910    2,100   202,100          916       2,107     202,107
  3     1,323     4,379     1,523    2,581   202,581     2,256    3,315   203,315        2,274       3,332     203,332
  4     1,323     5,986     2,483    3,409   203,409     3,727    4,653   204,653        3,763       4,689     204,689
  5     1,323     7,675     3,426    4,220   204,220     5,334    6,128   206,128        5,397       6,191     206,191
  6     1,323     9,447     4,350    5,011   205,011     7,091    7,752   207,752        7,191       7,852     207,852
  7     1,323    11,309     5,253    5,782   205,782     9,010    9,539   209,539        9,161       9,690     209,690
  8     1,323    13,263     6,131    6,528   206,528    11,107   11,504   211,504       11,325      11,722     211,722
  9     1,323    15,315     6,983    7,247   207,247    13,397   13,662   213,662       13,702      13,967     213,967
 10     1,323    17,470     7,803    7,936   207,936    15,898   16,030   216,030       16,315      16,447     216,447
 11     1,323    19,732     8,843    8,843   208,843    18,899   18,899   218,899       19,457      19,457     219,457
 12     1,323    22,108     9,709    9,709   209,709    22,045   22,045   222,045       22,777      22,777     222,777
 13     1,323    24,602    10,528   10,528   210,528    25,494   25,494   225,494       26,436      26,436     226,436
 14     1,323    27,221    11,295   11,295   211,295    29,271   29,271   229,271       30,450      30,450     230,450
 15     1,323    29,971    12,002   12,002   212,002    33,404   33,404   233,404       34,840      34,840     234,840
 16     1,323    32,858    12,639   12,639   212,639    37,920   37,920   237,920       39,652      39,652     239,652
 17     1,323    35,890    13,195   13,195   213,195    42,847   42,847   242,847       44,921      44,921     244,921
 18     1,323    39,074    13,653   13,653   213,653    48,211   48,211   248,211       50,686      50,686     250,686
 19     1,323    42,416    13,992   13,992   213,992    54,037   54,037   254,037       56,998      56,998     256,998
 20     1,323    45,926    14,189   14,189   214,189    60,350   60,350   260,350       63,941      63,941     263,941
 21     1,323    49,611    14,221   14,221   214,221    67,174   67,174   267,174       71,586      71,586     271,586
 22     1,323    53,481    14,063   14,063   214,063    74,538   74,538   274,538       79,970      79,970     279,970
 23     1,323    57,544    13,689   13,689   213,689    82,471   82,471   282,471       89,152      89,152     289,152
 24     1,323    61,810    13,070   13,070   213,070    91,001   91,001   291,001       99,223      99,223     299,223
 25     1,323    66,289    12,166   12,166   212,166    100,148  100,148  300,148      110,276     110,276     310,276

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                  Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                                         Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2             Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                              GUARANTEED CHARGES                                CURRENT CHARGES
                           ---------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)            12.00% (11.25% NET)               12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH      FUND      DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 26     1,323    70,992    10,924   10,924   210,924    109,919   109,919   309,919      122,391     122,391     322,391
 27     1,323    75,931     9,273    9,273   209,273    120,303   120,303   320,303      135,664     135,664     335,664
 28     1,323    81,116     7,121    7,121   207,121    131,264   131,264   331,264      150,192     150,192     350,192
 29     1,323    86,561     4,361    4,361   204,361    142,745   142,745   342,745      166,042     166,042     366,042
 30     1,323    92,278       879      879   200,879    154,677   154,677   354,677      183,307     183,307     383,307
 31     1,323    98,281    LAPSED   LAPSED    LAPSED    166,977   166,977   366,977      202,080     202,080     402,080
 32     1,323   104,584                                 179,559   179,559   379,559      222,457     222,457     422,457
 33     1,323   111,202                                 192,321   192,321   392,321      244,531     244,531     444,531
 34     1,323   118,151                                 205,140   205,140   405,140      268,392     268,392     468,392
 35     1,323   125,448                                 217,845   217,845   417,845      294,134     294,134     494,134
 36     1,323   133,109                                 230,195   230,195   430,195      321,844     321,844     521,844
 37     1,323   141,153                                 241,869   241,869   441,869      351,621     351,621     551,621
 38     1,323   149,600                                 252,459   252,459   452,459      383,564     383,564     583,564
 39     1,323   158,469                                 261,498   261,498   461,498      417,593     417,593     617,593
 40     1,323   167,781                                 268,483   268,483   468,483      453,642     453,642     653,642
 41     1,323   177,559                                 272,882   272,882   472,882      491,740     491,740     691,740
 42     1,323   187,826                                 274,131   274,131   474,131      531,762     531,762     731,762
 43     1,323   198,606                                 271,620   271,620   471,620      573,582     573,582     773,582
 44     1,323   209,925                                 264,682   264,682   464,682      616,885     616,885     816,885
 45     1,323   221,811                                 252,535   252,535   452,535      661,426     661,426     861,426
 46     1,323   234,290                                 234,268   234,268   434,268      706,924     706,924     906,924
 47     1,323   247,393                                 208,749   208,749   408,749      753,016     753,016     953,016
 48     1,323   261,152                                 174,502   174,502   374,502      799,280     799,280     999,280
 48     1,323   275,599                                 129,375   129,375   329,375      846,275     846,275   1,046,275
 50     1,323   290,767                                  69,777    69,777   269,777      893,820     893,820   1,093,820

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                    Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                                           Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2               Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                               CURRENT CHARGES
                           -------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)           12.00% (11.25% NET)              12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS
 51     1,323    306,695                                LAPSED   LAPSED    LAPSED      941,638     941,638   1,141,638
 51     1,323    323,418                                                               988,262     988,262   1,188,262
 53     1,323    340,978                                                             1,034,945   1,034,945   1,234,945
 54     1,323    359,416                                                             1,081,483   1,081,483   1,281,483
 55     1,323    378,776                                                             1,127,791   1,127,791   1,327,791

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 45 Male Non-Smoker Preferred                                                    Prepared On: 09/06/00
Age 45 Female Non-Smoker Preferred                                                           Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 2               Form # B1-98
Initial Modal Premium: $1,322.78-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                       0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1        692          0      361   200,000         0      361   200,000         0      361   200,000
   5        692      1,337    1,753   200,000     1,337    1,753   200,000     1,348    1,764   200,000
   10       692      3,279    3,348   200,000     3,279    3,348   200,000     3,335    3,404   200,000
   20       692      7,476    7,476   200,000     7,476    7,476   200,000     7,955    7,955   200,000
@ Age 70    692      2,890    2,890   200,000     2,890    2,890   200,000    10,023   10,023   200,000
@ Age 85      0     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED
@ Age 90      0     LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 43 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date


                                ------------------------------------------------------   -------------------------
                                Signature of Applicant or Policyowner                    Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------   -------------------------
                                Signature of Representative                              Date



Age 35 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                                      D-34

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1      692        727         0      361   200,000         0      361   200,000         0      361   200,000
  2      692      1,490        94      717   200,000        94      717   200,000        96      719   200,000
  3      692      2,292       514    1,068   200,000       514    1,068   200,000       518    1,072   200,000
  4      692      3,133       928    1,413   200,000       928    1,413   200,000       935    1,420   200,000
  5      692      4,017     1,337    1,753   200,000     1,337    1,753   200,000     1,348    1,764   200,000
  6      692      4,945     1,740    2,086   200,000     1,740    2,086   200,000     1,757    2,103   200,000
  7      692      5,919     2,135    2,412   200,000     2,135    2,412   200,000     2,160    2,436   200,000
  8      692      6,942     2,524    2,732   200,000     2,524    2,732   200,000     2,557    2,765   200,000
  9      692      8,016     2,906    3,044   200,000     2,906    3,044   200,000     2,949    3,088   200,000
 10      692      9,144     3,279    3,348   200,000     3,279    3,348   200,000     3,335    3,404   200,000
 11      692     10,328     3,831    3,831   200,000     3,831    3,831   200,000     3,902    3,902   200,000
 12      692     11,572     4,302    4,302   200,000     4,302    4,302   200,000     4,391    4,391   200,000
 13      692     12,877     4,761    4,761   200,000     4,761    4,761   200,000     4,872    4,872   200,000
 14      692     14,248     5,205    5,205   200,000     5,205    5,205   200,000     5,344    5,344   200,000
 15      692     15,687     5,635    5,635   200,000     5,635    5,635   200,000     5,806    5,806   200,000
 16      692     17,199     6,047    6,047   200,000     6,047    6,047   200,000     6,257    6,257   200,000
 17      692     18,786     6,441    6,441   200,000     6,441    6,441   200,000     6,698    6,698   200,000
 18      692     20,452     6,812    6,812   200,000     6,812    6,812   200,000     7,129    7,129   200,000
 19      692     22,202     7,159    7,159   200,000     7,159    7,159   200,000     7,548    7,548   200,000
 20      692     24,039     7,476    7,476   200,000     7,476    7,476   200,000     7,955    7,955   200,000
 21      692     25,967     7,761    7,761   200,000     7,761    7,761   200,000     8,350    8,350   200,000
 22      692     27,993     8,009    8,009   200,000     8,009    8,009   200,000     8,727    8,727   200,000
 23      692     30,119     8,215    8,215   200,000     8,215    8,215   200,000     9,085    9,085   200,000
 24      692     32,352     8,374    8,374   200,000     8,374    8,374   200,000     9,420    9,420   200,000
 25      692     34,697     8,479    8,479   200,000     8,479    8,479   200,000     9,728    9,728   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                   Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                                          Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1              Form # B1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            0.00% (-.75% NET)            0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 26      692     37,159     8,521    8,521   200,000     8,521    8,521   200,000    10,005   10,005   200,000
 27      692     39,744     8,486    8,486   200,000     8,486    8,486   200,000    10,246   10,246   200,000
 28      692     42,458     8,358    8,358   200,000     8,358    8,358   200,000    10,447   10,447   200,000
 29      692     45,308     8,116    8,116   200,000     8,116    8,116   200,000    10,595   10,595   200,000
 30      692     48,300     7,738    7,738   200,000     7,738    7,738   200,000    10,687   10,687   200,000
 31      692     51,442     7,200    7,200   200,000     7,200    7,200   200,000    10,709   10,709   200,000
 32      692     54,741     6,476    6,476   200,000     6,476    6,476   200,000    10,663   10,663   200,000
 33      692     58,205     5,540    5,540   200,000     5,540    5,540   200,000    10,533   10,533   200,000
 34      692     61,843     4,359    4,359   200,000     4,359    4,359   200,000    10,321   10,321   200,000
 35      692     65,662     2,890    2,890   200,000     2,890    2,890   200,000    10,023   10,023   200,000
 36      692     69,672     1,072    1,072   200,000     1,072    1,072   200,000     9,616    9,616   200,000
 37      692     73,882    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED     9,086    9,086   200,000
 38      692     78,304                                                               8,406    8,406   200,000
 39      692     82,946                                                               7,518    7,518   200,000
 40      692     87,820                                                               6,374    6,374   200,000
 41      692     92,938                                                               4,946    4,946   200,000
 42      692     98,312                                                               3,178    3,178   200,000
 43      692    103,955                                                               1,000    1,000   200,000
 44        0    109,152                                                              LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                    Prepared On: 09/08/00
Age 35 Female Non-Smoker Preferred                                                           Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1               Form # B1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1         692         0      361   200,000         0      391   200,000         0      391   200,000
   5         692     1,337    1,753   200,000     1,720    2,136   200,000     1,733    2,148   200,000
   10        692     3,279    3,348   200,000     4,706    4,775   200,000     4,773    4,842   200,000
   20        692     7,476    7,476   200,000    14,092   14,092   200,000    14,718   14,718   200,000
@ Age 70     692     2,890    2,890   200,000    27,870   27,870   200,000    37,355   37,355   200,000
@ Age 85     692    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    38,123   38,123   200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED

* Policy lapses in policy year 37 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 44 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 53 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ----------------------------------------                             -------------------------
                                Signature of Applicant or Policyowner                                Date

                                -------------------------------------                                -------------------------
                                Signature of Applicant or Policyowner                                Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                --------------------------------------                                -------------------------
                                Signature of Representative                                           Date

Age 35 Male Non-Smoker Preferred                                                      Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                                             Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                 Form # B1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1      692        727         0      361   200,000         0      391   200,000         0      391   200,000
  2      692      1,490        94      717   200,000       175      798   200,000       177      800   200,000
  3      692      2,292       514    1,068   200,000       671    1,225   200,000       675    1,229   200,000
  4      692      3,133       928    1,413   200,000     1,186    1,670   200,000     1,193    1,678   200,000
  5      692      4,017     1,337    1,753   200,000     1,720    2,136   200,000     1,733    2,148   200,000
  6      692      4,945     1,740    2,086   200,000     2,275    2,621   200,000     2,294    2,640   200,000
  7      692      5,919     2,135    2,412   200,000     2,851    3,127   200,000     2,878    3,155   200,000
  8      692      6,942     2,524    2,732   200,000     3,447    3,655   200,000     3,485    3,693   200,000
  9      692      8,016     2,906    3,044   200,000     4,066    4,204   200,000     4,117    4,255   200,000
 10      692      9,144     3,279    3,348   200,000     4,706    4,775   200,000     4,773    4,842   200,000
 11      692     10,328     3,831    3,831   200,000     5,563    5,563   200,000     5,649    5,649   200,000
 12      692     11,572     4,302    4,302   200,000     6,382    6,382   200,000     6,492    6,492   200,000
 13      692     12,877     4,761    4,761   200,000     7,235    7,235   200,000     7,374    7,374   200,000
 14      692     14,248     5,205    5,205   200,000     8,119    8,119   200,000     8,294    8,294   200,000
 15      692     15,687     5,635    5,635   200,000     9,037    9,037   200,000     9,254    9,254   200,000
 16      692     17,199     6,047    6,047   200,000     9,987    9,987   200,000    10,257   10,257   200,000
 17      692     18,786     6,441    6,441   200,000    10,970   10,970   200,000    11,303   11,303   200,000
 18      692     20,452     6,812    6,812   200,000    11,982   11,982   200,000    12,394   12,394   200,000
 19      692     22,202     7,159    7,159   200,000    13,024   13,024   200,000    13,532   13,532   200,000
 20      692     24,039     7,476    7,476   200,000    14,092   14,092   200,000    14,718   14,718   200,000
 21      692     25,967     7,761    7,761   200,000    15,183   15,183   200,000    15,955   15,955   200,000
 22      692     27,993     8,009    8,009   200,000    16,295   16,295   200,000    17,240   17,240   200,000
 23      692     30,119     8,215    8,215   200,000    17,424   17,424   200,000    18,572   18,572   200,000
 24      692     32,352     8,374    8,374   200,000    18,566   18,566   200,000    19,951   19,951   200,000
 25      692     34,697     8,479    8,479   200,000    19,714   19,714   200,000    21,376   21,376   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                       Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                                              Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                  Form # B1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 26       692    37,159     8,521    8,521   200,000    20,859   20,859   200,000    22,845   22,845   200,000
 27       692    39,744     8,486    8,486   200,000    21,990   21,990   200,000    24,355   24,355   200,000
 28       692    42,458     8,358    8,358   200,000    23,091   23,091   200,000    25,904   25,904   200,000
 29       692    45,308     8,116    8,116   200,000    24,139   24,139   200,000    27,484   27,484   200,000
 30       692    48,300     7,738    7,738   200,000    25,112   25,112   200,000    29,091   29,091   200,000
 31       692    51,442     7,200    7,200   200,000    25,986   25,986   200,000    30,716   30,716   200,000
 32       692    54,741     6,476    6,476   200,000    26,731   26,731   200,000    32,362   32,362   200,000
 33       692    58,205     5,540    5,540   200,000    27,320   27,320   200,000    34,016   34,016   200,000
 34       692    61,843     4,359    4,359   200,000    27,715   27,715   200,000    35,681   35,681   200,000
 35       692    65,662     2,890    2,890   200,000    27,870   27,870   200,000    37,355   37,355   200,000
 36       692    69,672     1,072    1,072   200,000    27,720   27,720   200,000    39,021   39,021   200,000
 37       692    73,882    LAPSED   LAPSED    LAPSED    27,180   27,180   200,000    40,667   40,667   200,000
 38       692    78,304                                 26,134   26,134   200,000    42,272   42,272   200,000
 39       692    82,946                                 24,442   24,442   200,000    43,785   43,785   200,000
 40       692    87,820                                 21,937   21,937   200,000    45,170   45,170   200,000
 41       602    92,938                                 18,427   18,427   200,000    46,399   46,399   200,000
 42       692    98,312                                 13,684   13,684   200,000    47,425   47,425   200,000
 43       692   103,955                                  7,436    7,436   200,000    48,190   48,190   200,000
 44       692   109,879                                 LAPSED   LAPSED    LAPSED    48,625   48,625   200,000
 45       692   116,100                                                              48,649   48,649   200,000
 46       692   122,632                                                              48,163   48,163   200,000
 47       692   129,491                                                              47,060   47,060   200,000
 48       692   136,692                                                              45,207   45,207   200,000
 49       692   144,254                                                              42,331   42,331   200,000
 50       692   152,194                                                              38,123   38,123   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                         Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 51      692     160,530                                                             32,317   32,317   200,000
 52      692     169,284                                                             24,444   24,444   200,000
 53      692     178,475                                                             13,917   13,917   200,000
 54        0     187,399                                                             LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                         Prepared On: 09/07/00
Age 35 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $692.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*             GUARANTEED CHARGES**                 CURRENT CHARGES***
                    --------------------------   ---------------------------------   ---------------------------------
                        0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
   1        752          0      415   200,000            0         479     200,000           0         479     200,000
   5        752      1,561    2,013   200,000        2,507       2,958     200,000       2,521       2,972     200,000
   10       752      3,779    3,855   200,000        7,756       7,831     200,000       7,836       7,912     200,000
   20       752      8,456    8,456   200,000       32,195      32,195     200,000      32,866      32,866     200,000
@ Age 70    752      4,569    4,569   200,000      163,023     163,023     200,000     171,177     171,177     200,000
@ Age 85    752     LAPSED   LAPSED    LAPSED      760,166     760,166     798,184     813,486     813,486     854,160
@ Age 90    752     LAPSED   LAPSED    LAPSED    1,230,422   1,230,422   1,291,965   1,339,836   1,339,836   1,406,828

* Policy lapses in policy year 38 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.


                                ------------------------------------------------------         -------------------------
                                Signature of Applicant or Policyowner                          Date


                                ------------------------------------------------------         -------------------------
                                Signature of Applicant or Policyowner                          Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.


                                ------------------------------------------------------         -------------------------
                                Signature of Representative                                    Date


Age 35 Male Non-Smoker Preferred                                                         Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $751.91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                 GUARANTEED CHARGES                                  CURRENT CHARGES
                           --------------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
  1      752        790         0      415   200,000            0         479     200,000           0         479     200,000
  2      752      1,618       146      823   200,000          332       1,009     200,000         334       1,010     200,000
  3      752      2,489       624    1,226   200,000          993       1,595     200,000         997       1,599     200,000
  4      752      3,403     1,096    1,622   200,000        1,716       2,242     200,000       1,724       2,250     200,000
  5      752      4,363     1,561    2,013   200,000        2,507       2,958     200,000       2,521       2,972     200,000
  6      752      5,370     2,020    2,396   200,000        3,373       3,749     200,000       3,394       3,770     200,000
  7      752      6,428     2,472    2,772   200,000        4,322       4,623     200,000       4,353       4,654     200,000
  8      752      7,539     2,916    3,141   200,000        5,363       5,588     200,000       5,407       5,632     200,000
  9      752      8,706     3,352    3,502   200,000        6,504       6,654     200,000       6,564       6,714     200,000
 10      752      9,930     3,779    3,855   200,000        7,756       7,831     200,000       7,836       7,912     200,000
 11      752     11,216     4,387    4,387   200,000        9,333       9,333     200,000       9,439       9,439     200,000
 12      752     12,567     4,907    4,907   200,000       10,992      10,992     200,000      11,128      11,128     200,000
 13      752     13,984     5,414    5,414   200,000       12,824      12,824     200,000      12,999      12,999     200,000
 14      752     15,473     5,906    5,906   200,000       14,846      14,846     200,000      15,065      15,065     200,000
 15      752     17,036     6,383    6,383   200,000       17,077      17,077     200,000      17,347      17,347     200,000
 16      752     18,678     6,843    6,843   200,000       19,540      19,540     200,000      19,866      19,866     200,000
 17      752     20,401     7,283    7,283   200,000       22,256      22,256     200,000      22,647      22,647     200,000
 18      752     22,211     7,701    7,701   200,000       25,252      25,252     200,000      25,715      25,715     200,000
 19      752     24,111     8,093    8,093   200,000       28,555      28,555     200,000      29,110      29,110     200,000
 20      752     26,106     8,456    8,456   200,000       32,195      32,195     200,000      32,866      32,866     200,000
 21      752     28,201     8,786    8,786   200,000       36,206      36,206     200,000      37,024      37,024     200,000
 22      752     30,400     9,078    9,078   200,000       40,627      40,627     200,000      41,618      41,618     200,000
 23      752     32,710     9,329    9,329   200,000       45,500      45,500     200,000      46,694      46,694     200,000
 24      752     35,135     9,533    9,533   200,000       50,871      50,871     200,000      52,301      52,301     200,000
 25      752     37,681     9,682    9,682   200,000       56,793      56,793     200,000      58,496      58,496     200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                         Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $751,91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                                  CURRENT CHARGES
                           --------------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26      752      40,354    9,768    9,768   200,000       63,321      63,321     200,000      65,340      65,340     200,000
 27      752      43,162    9,778    9,778   200,000       70,518      70,518     200,000      72,902      72,902     200,000
 28      752      46,109    9,695    9,695   200,000       78,452      78,452     200,000      81,259      81,259     200,000
 29      752      49,204    9,499    9,499   200,000       87,200      87,200     200,000      90,499      90,499     200,000
 30      752      52,454    9,167    9,167   200,000       96,851      96,851     200,000     100,725     100,725     200,000
 31      752      55,866    8,675    8,675   200,000      107,510     107,510     200,000     112,044     112,044     200,000
 32      752      59,449    7,999    7,999   200,000      119,299     119,299     200,000     124,592     124,592     200,000
 33      752      63,211    7,113    7,113   200,000      132,363     132,363     200,000     138,511     138,511     200,000
 34      752      67,161    5,984    5,984   200,000      146,871     146,871     200,000     153,975     153,975     200,000
 35      752      71,308    4,569    4,569   200,000      163,023     163,023     200,000     171,177     171,177     200,000
 36      752      75,663    2,809    2,809   200,000      181,044     181,044     208,200     190,287     190,287     218,830
 37      752      80,236      621      621   200,000      201,033     201,033     227,167     211,461     211,461     238,951
 38      752      85,037   LAPSED   LAPSED    LAPSED      223,154     223,154     247,701     234,923     234,923     260,764
 39      752      90,079                                  247,648     247,648     269,937     260,924     260,924     284,407
 40      752      95,372                                  274,797     274,797     294,032     289,749     289,749     310,032
 41      752     100,930                                  304,928     304,928     320,175     321,723     321,723     337,810
 42      752     106,766                                  338,211     338,211     355,121     357,116     357,116     374,972
 43      752     112,894                                  374,954     374,954     393,701     396,282     396,282     416,096
 44      752     119,328                                  415,493     415,493     436,268     439,608     439,608     461,589
 45      752     126,084                                  460,190     460,190     483,200     487,521     487,521     511,897
 46      752     133,178                                  509,428     509,428     534,899     540,482     540,482     567,506
 47      752     140,626                                  563,611     563,611     591,791     598,998     598,998     628,947
 48      752     148,447                                  623,162     623,162     654,320     663,618     663,618     696,799
 49      752     156,659                                  688,525     688,525     722,952     734,910     734,910     771,656
 50      752     165,281                                  760,166     760,166     798,174     813,486     813,486     854,160

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                         Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $751.91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                 GUARANTEED CHARGES                                  CURRENT CHARGES
                           --------------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)               12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS     VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 51      752     174,335                                  838,574     838,574     880,503     900,017     900,017     945,018
 52      752     183,841                                  924,262     924,262     970,476     995,191     995,191   1,044,951
 53      752     193,823                                1,017,767   1,017,767   1,068,655   1,099,734   1,099,734   1,154,721
 54      752     204,303                                1,119,641   1,119,641   1,175,623   1,214,363   1,214,363   1,275,081
 55      752     215,308                                1,230,442   1,230,442   1,291,965   1,339,836   1,339,836   1,406,828
 56      752     226,863                                1,350,720   1,350,720   1,418,256   1,476,927   1,476,927   1,550,773
 57      752     238,996                                1,484,663   1,484,663   1,544,049   1,628,902   1,628,902   1,694,058
 58      752     251,735                                1,634,667   1,634,667   1,683,707   1,798,108   1,798,108   1,852,052
 59      752     265,111                                1,803,747   1,803,747   1,839,822   1,987,665   1,987,665   2,027,418
 60      752     279,156                                1,995,856   1,995,856   2,015,814   2,201,175   2,201,175   2,223,187
 61      752     293,904                                2,207,396   2,207,396   2,229,470   2,437,181   2,437,181   2,461,553
 62      752     309,388                                2,439,427   2,439,427   2,463,821   2,697,890   2,697,890   2,724,869
 63      752     325,647                                2,691,590   2,691,590   2,718,506   2,985,955   2,985,955   3,015,815
 64      752     342,719                                2,965,862   2,965,862   2,995,521   3,304,175   3,304,175   3,337,217
 65      752     360,645                                3,268,013   3,268,013   3,300,693   3,655,640   3,655,640   3,692,196

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 35 Male Non-Smoker Preferred                                                         Prepared On: 09/06/00
Age 35 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $751.91-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**           CURRENT CHARGES***
                    --------------------------   ---------------------------   ---------------------------
                        0.00% (-.75% NET)             0.00% (-.75% NET)             0.00% (-.75% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND      DEATH      CASH     FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS    VALUE    VALUE    PROCEEDS
   1       2,170         0    1,513   200,000         0    1,513     200,000        0    1,513     200,000
   5       2,170     5,775    7,077   200,000     5,775    7,077     200,000    6,076    7,378     200,000
   10      2,170    12,218   12,435   200,000    12,218   12,435     200,000   13,962   14,179     200,000
   20      2,170    10,912   10,912   200,000    10,912   10,912     200,000   26,414   26,414     200,000
@ Age 70   2,170    15,998   15,998   200,000    15,998   15,998     200,000   21,823   21,823     200,000
@ Age 85   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED      LAPSED    7,478    7,478     200,000
@ Age 90       0    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED      LAPSED   LAPSED   LAPSED      LAPSED

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
*** Policy lapses in policy year 31 based on current charges and a gross investment return of 0.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.


                                ------------------------------------------------------            -------------------------
                                Signature of Applicant or Policyowner                             Date


                                ------------------------------------------------------            -------------------------
                                Signature of Applicant or Policyowner                             Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.


                                ------------------------------------------------------            -------------------------
                                Signature of Representative                                       Date


Age 55 Male Non-Smoker Preferred                                                         Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
  1    2,170      2,279         0   1,513    200,000        0   1,513    200,000        0   1,513    200,000
  2    2,170      4,671     1,023   2,976    200,000    1,023   2,976    200,000    1,055   3,008    200,000
  3    2,170      7,183     2,659   4,395    200,000    2,659   4,395    200,000    2,749   4,485    200,000
  4    2,170      9,821     4,245   5,764    200,000    4,245   5,764    200,000    4,422   5,941    200,000
  5    2,170     12,590     5,775   7,077    200,000    5,775   7,077    200,000    6,076   7,378    200,000
  6    2,170     15,498     7,242   8,327    200,000    7,242   8,327    200,000    7,707   8,792    200,000
  7    2,170     18,552     8,635   9,503    200,000    8,635   9,503    200,000    9,314  10,182    200,000
  8    2,170     21,758     9,941  10,592    200,000    9,941  10,592    200,000   10,894  11,545    200,000
  9    2,170     25,124    11,142  11,576    200,000   11,142  11,576    200,000   12,445  12,879    200,000
 10    2,170     28,659    12,218  12,435    200,000   12,218  12,435    200,000   13,962  14,179    200,000
 11    2,170     32,371    13,546  13,546    200,000   13,546  13,546    200,000   15,836  15,836    200,000
 12    2,170     36,268    14,484  14,484    200,000   14,484  14,484    200,000   17,442  17,442    200,000
 13    2,170     40,360    15,226  15,226    200,000   15,226  15,226    200,000   18,989  18,989    200,000
 14    2,170     44,656    15,743  15,743    200,000   15,743  15,743    200,000   20,454  20,454    200,000
 15    2,170     49,168    15,998  15,998    200,000   15,998  15,998    200,000   21,823  21,823    200,000
 16    2,170     53,905    15,942  15,942    200,000   15,942  15,942    200,000   23,061  23,061    200,000
 17    2,170     58,878    15,505  15,505    200,000   15,505  15,505    200,000   24,160  24,160    200,000
 18    2,170     64,101    14,599  14,599    200,000   14,599  14,599    200,000   25,098  25,098    200,000
 19    2,170     69,584    13,110  13,110    200,000   13,110  13,110    200,000   25,857  25,857    200,000
 20    2,170     75,342    10,912  10,912    200,000   10,912  10,912    200,000   26,414  26,414    200,000
 21    2,170     81,388     7,860   7,860    200,000    7,860   7,860    200,000   26,750  26,750    200,000
 22    2,170     87,736     3,792   3,792    200,000    3,792   3,792    200,000   26,800  26,800    200,000
 23    2,170     94,401    LAPSED  LAPSED     LAPSED   LAPSED  LAPSED     LAPSED   26,510  26,510    200,000
 24    2,170    101,400                                                            25,815  25,815    200,000
 25    2,170    108,748                                                            24,640  24,640    200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                         Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                            GUARANTEED CHARGES                          CURRENT CHARGES
                           -----------------------------------------------------   -------------------------
                               0.00% (-.75% NET)           0.00% (-.75% NET)           0.00% (-.75% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH    FUND     DEATH      CASH    FUND     DEATH      CASH    FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS    VALUE   VALUE   PROCEEDS
 26     2,170    116,464                                                           22,894  22,894    200,000
 27     2,170    124,566                                                           20,481  20,481    200,000
 28     2,170    133,073                                                           17,284  17,284    200,000
 29     2,170    142,005                                                           13,045  13,045    200,000
 30     2,170    151,384                                                            7,478   7,478    200,000
 31     2,170    161,231                                                              365     365    200,000
 32         0    169,293                                                           LAPSED  LAPSED     LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                         Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*          GUARANTEED CHARGES**          CURRENT CHARGES***
                    --------------------------   --------------------------   --------------------------
                        0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
   1       2,170         0    1,513   200,000         0    1,616   200,000         0    1,616   200,000
   5       2,170     5,775    7,077   200,000     7,256    8,558   200,000     7,583    8,885   200,000
   10      2,170    12,218   12,435   200,000    17,711   17,928   200,000    19,747   19,964   200,000
   20      2,170    10,912   10,912   200,000    33,291   33,291   200,000    52,680   52,680   200,000
@ Age 70   2,170    15,998   15,998   200,000    28,410   28,410   200,000    35,522   35,522   200,000
@ Age 85   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    79,774   79,774   200,000
@ Age 90   2,170    LAPSED   LAPSED    LAPSED    LAPSED   LAPSED    LAPSED    67,820   67,820   200,000

* Policy lapses in policy year 23 based on guaranteed charges and a gross investment return of 0.00%.
** Policy lapses in policy year 27 based on guaranteed charges and a gross investment return of 6.00%.
*** Policy lapses in policy year 39 based on current charges and a gross investment return of 6.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.


                                ------------------------------------------------------            -------------------------
                                Signature of Applicant or Policyowner                             Date


                                ------------------------------------------------------            -------------------------
                                Signature of Applicant or Policyowner                             Date


REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.


                                ------------------------------------------------------            -------------------------
                                Signature of Representative                                       Date


Age 55 Male Non-Smoker Preferred                                                         Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
  1     2,170     2,279         0    1,513   200,000         0    1,616   200,000         0    1,616   200,000
  2     2,170     4,671     1,023    2,976   200,000     1,324    3,277   200,000     1,357    3,310   200,000
  3     2,170     7,183     2,659    4,395   200,000     3,254    4,990   200,000     3,349    5,085   200,000
  4     2,170     9,821     4,245    5,764   200,000     5,233    6,752   200,000     5,423    6,942   200,000
  5     2,170    12,590     5,775    7,077   200,000     7,256    8,558   200,000     7,583    8,885   200,000
  6     2,170    15,498     7,242    8,327   200,000     9,317   10,402   200,000     9,832   10,917   200,000
  7     2,170    18,552     8,635    9,503   200,000    11,408   12,276   200,000    12,171   13,039   200,000
  8     2,170    21,758     9,941   10,592   200,000    13,516   14,167   200,000    14,603   15,254   200,000
  9     2,170    25,124    11,142   11,576   200,000    15,624   16,058   200,000    17,128   17,562   200,000
 10     2,170    28,659    12,218   12,435   200,000    17,711   17,928   200,000    19,747   19,964   200,000
 11     2,170    32,371    13,546   13,546   200,000    20,170   20,170   200,000    22,870   22,870   200,000
 12     2,170    36,268    14,484   14,484   200,000    22,367   22,367   200,000    25,885   25,885   200,000
 13     2,170    40,360    15,226   15,226   200,000    24,493   24,493   200,000    29,009   29,009   200,000
 14     2,170    44,656    15,743   15,743   200,000    26,520   26,520   200,000    32,224   32,224   200,000
 15     2,170    49,168    15,998   15,998   200,000    28,410   28,410   200,000    35,522   35,522   200,000
 16     2,170    53,905    15,942   15,942   200,000    30,110   30,110   200,000    38,875   38,875   200,000
 17     2,170    58,878    15,505   15,505   200,000    31,551   31,551   200,000    42,280   42,280   200,000
 18     2,170    64,101    14,599   14,599   200,000    32,641   32,641   200,000    45,725   45,725   200,000
 19     2,170    69,584    13,110   13,110   200,000    33,265   33,265   200,000    49,195   49,195   200,000
 20     2,170    75,342    10,912   10,912   200,000    33,291   33,291   200,000    52,680   52,680   200,000
 21     2,170    81,388     7,860    7,860   200,000    32,567   32,567   200,000    56,168   56,168   200,000
 22     2,170    87,736     3,792    3,792   200,000    30,921   30,921   200,000    59,614   59,614   200,000
 23     2,170    94,401    LAPSED   LAPSED    LAPSED    28,146   28,146   200,000    62,981   62,981   200,000
 24     2,170   101,400                                 23,987   23,987   200,000    66,226   66,226   200,000
 25     2,170   108,748                                 18,095   18,095   200,000    69,304   69,304   200,000

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.
Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

Age 55 Male Non-Smoker Preferred                                                         Prepared On: 09/07/00
Age 55 Female Non-Smoker Preferred                                                                Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                    Form # B1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                             GUARANTEED CHARGES                           CURRENT CHARGES
                           -------------------------------------------------------   --------------------------
                               0.00% (-.75% NET)            6.00% (5.25% NET)            6.00% (5.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D    CASH     FUND     DEATH      CASH     FUND     DEATH      CASH     FUND     DEATH
YEAR   OUTLAY     AT 5%    VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS   VALUE    VALUE    PROCEEDS
 26     2,170    116,464                                 9,993    9,993   200,000    72,158   72,158   200,000
 27     2,170    124,566                                LAPSED   LAPSED    LAPSED    74,734   74,734   200,000
 28     2,170    133,073                                                             76,968   76,968   200,000
 29     2,170    142,005                                                             78,703   78,703   200,000
 30     2,170    151,384                                                             79,774   79,774   200,000
 31     2,170    161,231                                                             80,070   80,070   200,000
 32     2,170    171,572                                                             79,363   79,363   200,000
 33     2,170    182,429                                                             77,382   77,382   200,000
 34     2,170    193,829                                                             73,700   73,700   200,000
 35     2,170    205,799                                                             67,820   67,820   200,000
 36     2,170    218,367                                                             59,054   59,054   200,000
 37     2,170    231,564                                                             46,434   46,434   200,000
 38     2,170    245,421                                                             28,564   28,564   200,000
 39     2,170    259,970                                                              4,149    4,149   200,000
 40         0    272,969                                                             LAPSED   LAPSED    LAPSED

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 55 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $2,170.04-Premium Mode: Annual-Riders: None

                                      D-50

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

NUMERIC SUMMARY                 The following table shows how differences in investment
                                returns and policy charges would affect policy cash value
                                and death benefit.

                       GUARANTEED CHARGES*           GUARANTEED CHARGES**            CURRENT CHARGES***
                    --------------------------   ----------------------------   ----------------------------
                       0.00% (-.75% NET)            12.00% (11.25% NET)            12.00% (11.25% NET)
            NET
 POLICY   PREMIUM    CASH     FUND     DEATH      CASH      FUND      DEATH      CASH      FUND      DEATH
  YEAR    OUTLAY    VALUE    VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS    VALUE     VALUE    PROCEEDS
   1       2,305         0    1,634   200,000          0     1,855   200,000          0     1,855   200,000
   5       2,305     6,286    7,669   200,000      9,757    11,140   200,000     10,113    11,496   200,000
   10      2,305    13,364   13,594   200,000     27,938    28,169   200,000     30,303    30,533   200,000
   20      2,305    13,343   13,343   200,000     95,874    95,874   200,000    118,811   118,811   200,000
@ Age 70   2,305    17,750   17,750   200,000     55,748    55,748   200,000     64,339    64,339   200,000
@ Age 85   2,305    LAPSED   LAPSED    LAPSED    269,847   269,847   283,340    363,140   363,140   381,297
@ Age 90   2,305    LAPSED   LAPSED    LAPSED    449,304   449,304   471,769    610,797   610,797   641,337

* Policy lapses in policy year 24 based on guaranteed charges and a gross investment return of 0.00%.
** Policy continues to age 100 based on guaranteed charges and a gross investment return of 12.00%.
*** Policy continues to age 100 based on current charges and a gross investment return of 12.00%.


APPLICANT'S OR POLICYOWNER'S    I have received a copy of this illustration and understand
ACKNOWLEDGEMENT                 that any not-guaranteed elements are subject to change and could be either higher or lower. The agent has told me that they are not guaranteed.

                                ------------------------------------------------------  -------------------------
                                Signature of Applicant or Policyowner                   Date

                                ------------------------------------------------------  -------------------------
                                Signature of Applicant or Policyowner                   Date

REPRESENTATIVE'S                I certify that this illustration has been presented to the
ACKNOWLEDGEMENT                 applicant and that I have explained that any not-guaranteed elements illustrated are subject to change. I have made no statements that are inconsistent with the illustration.

                                ------------------------------------------------------  -------------------------
                                Signature of Representative                             Date



Age 55 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $2,305.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT

                                                    GUARANTEED CHARGES                                      CURRENT CHARGES
                           ---------------------------------------------------------------------   ---------------------------------
                              0.00% (-.75% NET)                  12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
  1     2,305     2,421            0       1,634     200,000           0       1,855     200,000           0       1,855     200,000
  2     2,305     4,962        1,142       3,216     200,000       1,802       3,877     200,000       1,836       3,911     200,000
  3     2,305     7,631        2,909       4,753     200,000       4,244       6,088     200,000       4,343       6,187     200,000
  4     2,305    10,433        4,626       6,239     200,000       6,890       8,504     200,000       7,094       8,707     200,000
  5     2,305    13,376        6,286       7,669     200,000       9,757      11,140     200,000      10,113      11,496     200,000
  6     2,305    16,465        7,881       9,034     200,000      12,861      14,013     200,000      13,429      14,582     200,000
  7     2,305    19,709        9,402      10,324     200,000      16,217      17,139     200,000      17,071      17,993     200,000
  8     2,305    23,115       10,835      11,526     200,000      19,839      20,531     200,000      21,073      21,764     200,000
  9     2,305    26,691       12,162      12,623     200,000      23,742      24,203     200,000      25,470      25,931     200,000
 10     2,305    30,447       13,364      13,594     200,000      27,938      28,169     200,000      30,303      30,533     200,000
 11     2,305    34,389       14,822      14,822     200,000      32,876      32,876     200,000      36,043      36,043     200,000
 12     2,305    38,530       15,878      15,878     200,000      37,958      37,958     200,000      42,121      42,121     200,000
 13     2,305    42,877       16,737      16,737     200,000      43,443      43,443     200,000      48,828      48,828     200,000
 14     2,305    47,441       17,374      17,374     200,000      49,362      49,362     200,000      56,212      56,212     200,000
 15     2,305    52,234       17,750      17,750     200,000      55,748      55,748     200,000      64,339      64,339     200,000
 16     2,305    57,266       17,818      17,818     200,000      62,632      62,632     200,000      73,259      73,259     200,000
 17     2,305    62,550       17,509      17,509     200,000      70,047      70,047     200,000      83,055      83,055     200,000
 18     2,305    68,098       16,736      16,736     200,000      78,027      78,027     200,000      93,819      93,819     200,000
 19     2,305    73,924       15,389      15,389     200,000      86,614      86,614     200,000     105,690     105,690     200,000
 20     2,305    80,041       13,343      13,343     200,000      95,874      95,874     200,000     118,811     118,811     200,000
 21     2,305    86,463       10,455      10,455     200,000     105,903     105,903     200,000     133,348     133,348     200,000
 22     2,305    93,207        6,567       6,567     200,000     116,842     116,842     200,000     149,483     149,483     200,000
 23     2,305   100,288        1,495       1,495     200,000     128,887     128,887     200,000     167,456     167,456     200,000
 24     2,305   107,723       LAPSED      LAPSED      LAPSED     142,302     142,302     200,000     187,572     187,572     200,000
 25     2,305   115,530                                          157,441     157,441     200,000     210,048     210,048     220,551

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc. or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 55 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $2,305.37-Premium Mode: Annual-Riders: None

                          LIFE INSURANCE ILLUSTRATION

                           MONY Custom Estate Master

        LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

STANDARD LEDGER STATEMENT continued

                                                    GUARANTEED CHARGES                                      CURRENT CHARGES
                           ---------------------------------------------------------------------   ---------------------------------
                               0.00% (-.75% NET)                  12.00% (11.25% NET)                 12.00% (11.25% NET)
END              PREMIUM
 OF    PREMIUM   ACCUM'D     CASH        FUND        DEATH       CASH        FUND        DEATH       CASH        FUND        DEATH
YEAR   OUTLAY     AT 5%      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS      VALUE       VALUE     PROCEEDS
 26     2,305    123,727                                         174,786     174,786     200,000     234,903     234,903     246,648
 27     2,305    132,334                                         194,991     194,991     204,741     262,373     262,373     275,492
 28     2,305    141,372                                         217,659     217,659     228,542     292,719     292,719     307,355
 29     2,305    150,861                                         242,551     242,551     254,678     326,212     326,212     342,522
 30     2,305    160,824                                         269,847     269,847     283,340     363,140     363,140     381,297
 31     2,305    171,286                                         299,737     299,737     314,724     403,823     403,823     424,014
 32     2,305    182,271                                         332,418     332,418     349,039     448,585     448,585     471,014
 33     2,305    193,805                                         368,097     368,097     386,502     497,772     497,772     522,660
 34     2,305    205,916                                         406,987     406,987     427,337     551,723     551,723     579,309
 35     2,305    218,633                                         449,304     449,304     471,769     610,797     610,797     641,337
 36     2,305    231,985                                         495,260     495,260     520,023     675,361     675,361     709,129
 37     2,305    246,005                                         546,404     546,404     568,260     746,902     746,902     776,778
 38     2,305    260,726                                         603,641     603,641     621,750     826,513     826,513     851,308
 39     2,305    276,183                                         668,108     668,108     681,470     915,646     915,646     933,959
 40     2,305    292,413                                         741,297     741,297     748,710   1,015,986   1,015,986   1,026,146
 41     2,305    309,454                                         821,897     821,897     830,116   1,126,900   1,126,900   1,138,169
 42     2,305    327,347                                         910,320     910,320     919,423   1,249,427   1,249,427   1,261,921
 43     2,305    346,135                                       1,006,444   1,006,444   1,016,508   1,384,812   1,384,812   1,398,660
 44     2,305    365,863                                       1,111,020   1,111,020   1,122,130   1,534,370   1,534,370   1,549,714
 45     2,305    386,576                                       1,226,226   1,226,226   1,238,488   1,699,556   1,699,556   1,716,552

This is an illustration, not a policy.

The maximum loan value is equal to 90% of the Cash Value.

Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.

The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for MONY Series Fund, Inc., or Enterprise Accumulation Trust portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, MONY Series Fund, Inc., Enterprise Accumulation Trust, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, or Janus Aspen Series that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.


Age 55 Male Non-Smoker Preferred                                                        Prepared On: 09/08/00
Age 55 Female Non-Smoker Preferred                                                               Version 2.01
Specified Amount: $200,000-Death Benefit Option: Specified Amount for Option 1                   Form # B1-98
Initial Modal Premium: $2,305.37-Premium Mode: Annual-Riders: None

                                      D-53